united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 6/30/20

Item 1. Reports to Stockholders.

Swan Defined Risk Fund

Class A – SDRAX
Class C – SDRCX
Class I – SDRIX
Class Y – SDRYX

Swan Defined Risk Emerging Markets Fund

Class A – SDFAX
Class C – SDFCX
Class I – SDFIX
Class Y – SDFYX

Swan Defined Risk Foreign Developed Fund

Class A – SDJAX
Class C – SDJCX
Class I – SDJIX
Class Y – SDJYX

Swan Defined Risk Growth Fund

Class A – SDAAX
Class C – SDACX
Class I – SDAIX
Class Y – SDAYX

Swan Defined Risk U.S. Small Cap Fund

Class A – SDCAX
Class C – SDCCX
Class I – SDCIX
Class Y – SDCYX

Annual Report
June 30, 2020

1-877-896-2590

www.swandefinedriskfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.swandefinedriskfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Swan Defined Risk Fund

Swan Defined Risk Emerging Markets Fund

Swan Defined Risk Foreign Developed Fund

Swan Defined Risk U.S. Small Cap Fund

Swan Defined Risk Growth Fund

SHAREHOLDER LETTER

June 30, 2020

Fiscal Year Annual Review

Dear Shareholders,

The flagship Swan Defined Risk Fund Class I Institutional (SDRIX) shares returned -1.15% net-of-fees (includes the reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2020. The benchmark S&P 500 Total Return Index[1] rose 7.51% over the same time frame. The fund did perform well during the brief, dramatic sell-off associated with the COVID-19 panic. Between the peak of the market on February 20th and the bottom on March 23rd the fund outperformed the S&P 500 by almost 14%. However, the fund trailed the S&P 500 during the roaring up markets that preceded and followed the COVID-19 sell-off. There were two primary drivers of underperformance. First, the strategy has maintained a “value”-tilt since its inception, obtained by equally weighting the various sectors of the S&P 500. However, starting in 2017 the large, growth-oriented technology names have driven most, if not all, of the market’s returns. The fund has historically been underweight Technology and this has hurt performance relative to the S&P 500. Starting at the end of the first quarter of 2020, Swan has started to migrate its ETF holdings to be more in-line with the S&P 500 and reduce the value-tilt. The second detriment to performance were losses sustained by the income/premium collection portion of the strategy during the first quarter sell-off. The COVID-19 sell-off was notable for many reasons, including the fastest bear market in history and an all-time closing high in the VIX, commonly known as “the fear gauge.” Such a rapid and extreme move in volatility was harmful for the income portion, which was down -5.78% over the last year. On a positive note, the fund’s hedge performed well during the sell-off. The put options used to hedge the portfolio were purchased in late 2019 at a strike price of 3200 on the S&P 500. As the S&P 500 bottomed out below 2300, these puts became very valuable and offset some of the losses associated with the market. The strategy took advantage by rehedging half the portfolio when the market was near a low point in mid-March. This consisted of “selling high” the put options and “buying low” exposure to the market.

[1]	A total return index is a type of equity index that tracks the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

The Swan Defined Risk Emerging Markets Fund Class I Institutional (SDFIX) shares returned -4.87% net-of-fees (includes reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2020. The benchmark MSCI Emerging Markets (Gross) Index returned -3.05% over the same time frame, a slight underperformance for the year. The hedge portion of the strategy performed well over the last year, up 6.44%. The hedge proved especially useful during the first quarter of 2020 during the COVID-19 sell-off, as it was up almost 19% in that quarter alone. On the downside, the two ETFs (EEM and IEMG) used in the fund tracked the market down and have been negative over the last year. Finally, the big volatility spike associated with the COVID-19 panic was detrimental to the income component of the strategy. Income returned -4.28% during the first quarter, offsetting some of the gains on the hedge, and is down -5.61% for the year through June 30th, 2020.

The Swan Defined Risk Foreign Developed Fund Class I Institutional (SDJIX) shares posted gains of 0.97% net-of-fees (includes reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2020. This is respectably better than the losses of -4.73% in the MSCI EAFE (Gross) Index (EAFE – Europe, Australia, Far East) benchmark. The fund received a two-fold benefit from the hedge portion of the strategy. First of all, the put options used in the hedge returned 20.17% during the first quarter of 2020, a quarter in which the benchmark index was down -22.72% due to the COVID-19 panic. Second, the fund was able to engage in its re-hedging strategy in the middle of March, whereby the put options were liquidated at a large profit, new hedges were bought at current market levels, and the excess proceeds from the put options were used to reinvest in the market at depressed levels. The re-hedge process also benefited the core equity component, as the overall losses on the core equity were -1.52% vs -4.73%. On the negative side, income over the last month has returned -8.15%, with most of the negative performance occurring in the first quarter of 2020.

The Swan Defined Risk U.S. Small Cap Fund Class I Institutional (SDCIX) shares returned -1.92% net-of-fees (includes the reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2020. In comparison, the Russell 2000 Total Return Index returned -6.63% over the same time frame. The outperformance was due to the existence of the hedge in a year when the Russell 2000 lost almost 40%, peak-to-trough. The hedge was up 23.48% in the first quarter of 2020 and 12.70% over the fiscal year. The large increase in the put options’ value allowed the fund to re-hedge the entire portfolio in mid-March. The re-hedge process can be surmised as “sell high, buy low” and it positioned the fund well for the subsequent rebound in the market. Buying low also positioned the fund to have better performance in the core equity section: -2.50% vs -6.63% over the last year. While the equity and the hedge performed well, the gains were offset somewhat by a very challenging income environment. Over the fiscal year income returned -9.84%. The extreme speed and magnitude of the sell-off and subsequent rally presented a very challenging environment for the income component, which typically performs best in range-bound markets.

The Swan Defined Risk Growth Fund Class I Institutional (SDAIX) shares returned 6.09% net-of-fees (includes the reinvestment of dividends and capital gains) for the fiscal year ending June 30th, 2020. The fund captured a majority of the benchmark S&P 500 Total Return Index gain of 7.51% over the same period. We were pleased with this performance that exceeded expectations. The equity component benefitted from having a full, market-cap weighting to the large Technology stocks that drove the majority of the S&P 500’s performance over the last year. During the COVID-19 downturn the hedge proved valuable, posting a 12.96% return. Over the one year period the hedge was up 5.16%. The only negative to report is the performance of the income trades, down -5.67% over the last year, with most of the negative performance happening in the first quarter of 2020.

Strategy

The fundamental investment objective of the Swan Defined Risk strategy (“DRS”) is to seek long term capital appreciation over full market cycles with a simple, three-step process. First, we purchase and hold an ETF or basket of ETFs that represent a broad exposure to a given market. Second, we hedge the notional value of the ETFs through the purchase of corresponding LEAPS put options.2 At certain times, we may even buy additional shorter-term puts to supplement the long-term LEAPs put options. The full notional value of our ETF exposure is covered by our long put options. Finally, we can proportionally write shorter-term options premium against the long ETFs and LEAPS puts in an effort to mitigate the cost of carry associated with the hedge. Premiums received from writing short-term options represent income-type positions that are designed to take advantage of risk premia3 and time decay. We believe a smoother ride with lower volatility and greater absolute downside risk management can help investors to stay the course towards reaching their long-term investment goals.

The tumultuous start to 2020 is the perfect illustration why we believe it is important to be “Always Invested, Always Hedged.” Going into the year few people would have predicted just how disruptive the coronavirus and COVID-19 pandemic would become. In the U.S. we were enjoying the longest economic expansion on record, the market was setting all-time highs, and the bull market that started in March 2009 was the second-longest in history. All of this came crashing down in five short weeks in February and March. The 33% descent in the S&P 500 and similar sell-offs in other asset classes was the fastest bear market on record. Across its lineup of solutions, Swan had steadfastly maintained its “always hedged” positioning. When the markets did sell-off dramatically, our hedges were already in place and in a position to buffer the market losses. While other strategies were scrambling to purchase put option hedges, Swan’s hedges were already on the books. Moreover, the large sell-off allowed the strategies to engage in the re-hedge process. The re-hedge is a manifestation of the old adage, “Buy low, sell high.” After a large dislocation in the markets, the DRS will 1) sell the existing hedges at a large profit, 2) buy new put option hedges near current market levels, and 3) re-invest the proceeds in the market when the market is trading at low point. Across the line-up of DRS solutions, the COVID-19 sell-off allowed all of the funds to re-hedge and take advantage of the market weakness. Foreign Developed and Small Cap re-hedged their entire portfolios while the other funds had a partial re-hedge.

[2]	LEAPS - Long-term Equity AnticiPation Securities have the same characteristics as standard options, but with expiration dates up to three years in the future.

[3]	Risk Premia as it relates to options is a condition in which implied volatility is greater than historical volatility.

In short, our goal at Swan is to provide investors with a proven solution to managing non-diversifiable market risk across all asset classes, which we feel provides Swan DRS investors a superior investment experience. We take a long-term view and define success as greater absolute and risk-adjusted returns over a full market cycle (i.e., a bull and bear market).

Outlook

The massive and unprecedented amount of fiscal and monetary stimulus has helped stave off the worst-case scenario regarding the pandemic. As of June 30th, 2020 many markets have rebounded and recovered a large portion of their losses. While the DRS was able to generate decent returns in a roaring up market, Swan remains concerned about the possibility of another downturn.

●	In the United States, fears of a “second wave” of infections are being realized as the pandemic sweeps south and west and into smaller cities and rural areas.

●	The V-shaped market recovery was predicated upon a V-shaped economic recovery. If the economy struggles through the second half of 2020, gravity might finally take over the lofty valuations and the stock market could be threatened with a sell-off.

●	It is difficult to maintain a “bull market case” for the market that doesn’t incorporate trillions more in government stimulus or spending.

●	If the outlook for bonds was bleak previously, it is dire in the wake of COVID-19. Yields are lower than ever with trillions of new issuance bought up by the Federal Reserve with no regard for yield.

With those concerns in mind, Swan believes the DRS is well positioned should markets sell off again.

We appreciate your trust and confidence in our mutual funds and look forward to our next communication with our shareholders. We are working diligently toward our primary objectives of managing risks to investment capital and seeking better than average returns in the hedged equity fund class.

4836-NLD-8/5/2020

Best Regards,

Randy Swan

President

SWAN DEFINED RISK FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the year ended June 30, 2020, as compared to its benchmarks:

		Annualized	Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)	Since Inception (c)
Swan Defined Risk Fund - Class A	(1.39)%	1.91%	3.62%	N/A	N/A
Swan Defined Risk Fund - Class A with Load	(6.78)%	0.76%	2.88%	N/A	N/A
Swan Defined Risk Fund - Class C	(2.17)%	1.16%	N/A	2.75%	N/A
Swan Defined Risk Fund - Class I	(1.15)%	2.17%	3.88%	N/A	N/A
Swan Defined Risk Fund - Class Y	(1.07)%	N/A	N/A	N/A	5.47%
S&P 500 Total Return Index (d)	7.51%	10.73%	13.04%	12.61%	18.04%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (e)	8.74%	4.30%	3.23%	3.32%	10.17%
Swan Defined Risk Fund Blended Index (f)	8.58%	8.41%	9.25%	9.04%	15.40%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated October 28, 2019 are 1.52%, 2.27%, 1.27% and 1.27% for the Class A, C, I and Y shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2020, to ensure that Total Annual Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commission, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40% and 1.01% of average daily net assets attributable to Class A, Class C, Class I and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A and Class I is July 30, 2012.

(b)	Inception date for Class C is October 18, 2012.

(c)	Inception date for Class Y is December 27, 2018.

(d)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(f)	The Swan Defined Risk Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2020

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	88.1%
Purchased Put Options	12.0%
Short-Term Investment	1.5%
Put Options Written	(0.6)%
Call Option Written	(0.9)%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the year ended June 30, 2020, as compared to its benchmarks:

		Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Emerging Markets Fund - Class A	(5.16)%	(0.45)%	(0.25)%	N/A
Swan Defined Risk Emerging Markets Fund - Class A with Load	(10.34)%	(1.58)%	(1.27)%	N/A
Swan Defined Risk Emerging Markets Fund - Class C	(5.85)%	(1.19)%	(0.98)%	N/A
Swan Defined Risk Emerging Markets Fund - Class I	(4.87)%	(0.21)%	(0.01)%	N/A
Swan Defined Risk Emerging Markets Fund - Class Y	(4.54)%	N/A	N/A	(0.64)%
MSCI Emerging Markets Index (c)	(3.05)%	3.24%	3.55%	5.83%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (d)	8.74%	4.30%	3.90%	10.17%
Swan Defined Risk Emerging Markets Fund Blended Index (e)	2.22%	4.06%	4.07%	8.19%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 28, 2019 are 2.28%, 3.03%, 2.03% and 2.03% for the Class A, C, I and Y shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40% and 1.01% of average daily net assets attributable to Class A, Class C, Class I, and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 30, 2014.

(b)	Inception date for Class Y is December 27, 2018.

(c)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk Emerging Markets Fund Blended Index is a composite of 60% MSCI Emerging Markets Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2020

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	85.5%
Purchased Put Options	14.2%
Short-Term Investment	1.3%
Purchased Call Option	0.3%
Put Options Written	(0.2)%
Call Options Written	(1.2)%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the year ended June 30, 2020, as compared to its benchmarks:

		Annualized	Annualized
	One Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Foreign Developed Fund - Class A	0.65%	1.84%	N/A
Swan Defined Risk Foreign Developed Fund - Class A with Load	(4.92)%	0.57%	N/A
Swan Defined Risk Foreign Developed Fund - Class C	(0.07)%	1.10%	N/A
Swan Defined Risk Foreign Developed Fund - Class I	0.97%	2.10%	N/A
Swan Defined Risk Foreign Developed Fund - Class Y	1.26%	N/A	5.16%
MSCI EAFE Index (c)	(4.73)%	4.03%	7.29%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (d)	8.74%	4.69%	10.17%
Swan Defined Risk Foreign Developed Fund Blended Index (e)	0.98%	4.56%	8.91%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 28, 2019 are 2.31%, 3.06%, 2.06% and 2.06% for the Class A, C, I and Y shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40%, and 1.02% of average daily net assets attributable to Class A, Class C, Class I, and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 29, 2015.

(b)	Inception date for Class Y is December 27, 2018.

(c)	The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk Foreign Developed Fund Blended Index is a composite of 60% MSCI EAFE Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2020

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	88.2%
Purchased Put Options	11.0%
Short-Term Investment	2.0%
Purchased Call Options	0.1%
Put Options Written	(0.1)%
Call Options Written	(1.4)%
Other Assets in Excess of Liabilities	0.2%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK GROWTH FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the year ended June 30, 2020, as compared to its benchmarks:

		Annualized
	One Year	Since Inception (a)
Swan Defined Risk Growth Fund - Class A	5.85%	13.15%
Swan Defined Risk Growth Fund - Class A with Load	0.05%	8.99%
Swan Defined Risk Growth Fund - Class C	5.73%	13.06%
Swan Defined Risk Growth Fund - Class I	6.09%	13.31%
Swan Defined Risk Growth Fund - Class Y	6.52%	13.75%
S&P 500 Total Return Index (b)	7.51%	18.04%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (c)	8.74%	10.17%
Swan Defined Risk Growth Fund Blended Index (d)	8.58%	15.40%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 28, 2019 are 10.78%, 11.53%, 10.53% and 10.53% for the Class A, C, I and Y shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40%, and 1.02% of average daily net assets attributable to Class A, Class C, Class I and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 27, 2018.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Growth Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2020

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	87.4%
Purchased Put Options	11.6%
Purchased Call Option	6.8%
Short-Term Investments	1.5%
Put Options Written	(2.7)%
Call Options Written	(3.8)%
Liabilities in Excess of other Assets	(0.8)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the year ended June 30, 2020, as compared to its benchmarks:

		Annualized	Annualized
	One Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk U.S. Small Cap Fund - Class A	(2.10)%	3.56%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class A with Load	(7.45)%	2.27%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class C	(2.84)%	2.80%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class I	(1.92)%	3.79%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class Y	(1.50)%	N/A	5.90%
Russell 2000 Total Return Index (c)	(6.63)%	6.42%	6.96%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (d)	8.74%	4.69%	10.17%
Swan Defined Risk U.S. Small Cap Fund Blended Index (e)	0.41%	6.42%	9.32%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 28, 2019 are 2.06%, 2.81%, 1.81% and 1.81% for the Class A, C, I and Y shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40%, and 1.02% of average daily net assets attributable to Class A, Class C, Class I, and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 29, 2015.

(b)	Inception date for Class Y is December 27, 2018.

(c)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk U.S. Small Cap Fund Blended Index is a composite of 60% Russell 2000 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2020

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	85.1%
Purchased Put Options	13.9%
Short-Term Investment	1.1%
Purchased Call Option	0.0%
Call Option Written	(0.0)%
Put Options Written	(0.5)%
Other Assets in Excess of Liabilities	0.4%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares					Fair Value
	EXCHANGE-TRADED FUNDS - 88.1%
	EQUITY FUNDS - 88.1%
2,423,478	Communication Services Select Sector SPDR Fund ^				$130,964,751
1,005,214	Consumer Discretionary Select Sector SPDR Fund ^				128,375,880
1,602,940	Consumer Staples Select Sector SPDR Fund ^				93,996,402
2,301,845	Energy Select Sector SPDR Fund ^				87,124,833
4,130,173	Financial Select Sector SPDR Fund ^				95,572,203
1,500,000	Health Care Select Sector SPDR Fund ^				150,105,000
1,486,745	Industrial Select Sector SPDR Fund ^				102,139,381
358,000	iShares Core S&P 500 ETF				110,869,020
1,380,025	Materials Select Sector SPDR Fund ^				77,764,409
688,841	Real Estate Select Sector SPDR Fund ^				23,978,555
1,930,938	Technology Select Sector SPDR Fund ^				201,763,712
1,035,925	Utilities Select Sector SPDR Fund ^				58,457,248
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $880,613,004)				1,261,111,394

Contracts *		Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 12.0%
	PURCHASED PUT OPTIONS - 12.0%
1,024	S&P 500 Index +	8/21/2020	$2,600	$266,240,000	2,278,400
418	S&P 500 Index +	8/21/2020	3,025	126,445,000	4,010,710
165	S&P 500 Index +	9/18/2020	2,775	45,787,500	1,093,950
165	S&P 500 Index +	9/18/2020	3,275	54,037,500	3,982,275
2,083	S&P 500 Index +	12/17/2021	2,900	604,070,000	67,795,401
2,046	S&P 500 Index +	12/17/2021	3,200	654,720,000	93,133,920
	TOTAL PURCHASED OPTIONS (Cost - $147,051,187)				172,294,656

Shares
	SHORT-TERM INVESTMENT - 1.5%
	MONEY MARKET FUND - 1.5%
21,304,139	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 0.00% **				21,304,139
	TOTAL SHORT TERM INVESTMENT (Cost - $21,304,139)

	TOTAL INVESTMENTS - 101.6% (Cost - $1,048,968,330)				$1,454,710,189
	CALL OPTION WRITTEN - (0.9)% (Proceeds - $17,989,229)				(12,482,560)
	PUT OPTIONS WRITTEN - (0.6)% (Proceeds - $13,026,123)				(8,970,320)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%				(2,094,793)
	NET ASSETS - 100.0%				$1,431,162,516

Contracts *		Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (1.5)%
	CALL OPTION WRITTEN - (0.9)%
1,024	S&P 500 Index +	11/20/2020	$3,225	$330,240,000	$12,482,560
	TOTAL CALL OPTION WRITTEN (Proceeds - $17,989,229)

	PUT OPTIONS WRITTEN - (0.6)%
1,024	S&P 500 Index +	8/21/2020	2,550	261,120,000	1,899,520
418	S&P 500 Index +	8/21/2020	2,920	122,056,000	2,863,300
330	S&P 500 Index +	9/18/2020	3,025	99,825,000	4,207,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $13,026,123)				8,970,320

	TOTAL OPTIONS WRITTEN (Proceeds - $31,015,352)				$21,452,880

SPDR - Standard & Poor’s Depositary Receipts

^	All or a portion of the security is held as collateral for written call and put options. As of June 30, 2020 the total value of securities held as collateral is $333,258,207.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares					Fair Value
	EXCHANGE-TRADED FUNDS - 85.5%
	EQUITY FUNDS - 85.5%
400,700	iShares Core MSCI Emerging Markets ETF				$19,073,320
262,650	iShares MSCI Emerging Markets ETF ^				10,503,373
	TOTAL EXCHANGE TRADED FUNDS (Cost - $29,278,034)				29,576,693

Contracts *		Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 14.5%
	PURCHASED CALL OPTION - 0.3%
1,180	iShares MSCI Emerging Markets ETF +	1/21/2022	$50.00	$5,900,000	110,920
	TOTAL CALL OPTION PURCHASED (Cost - $286,250)

	PURCHASED PUT OPTIONS - 14.2%
800	iShares MSCI Emerging Markets ETF +	7/17/2020	33.00	2,640,000	800
1,151	iShares MSCI Emerging Markets ETF +	9/18/2020	38.00	4,373,800	147,328
3,208	iShares MSCI Emerging Markets ETF +	1/21/2022	40.00	12,832,000	1,806,104
4,242	iShares MSCI Emerging Markets ETF +	1/21/2022	43.00	18,240,600	2,948,190
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,532,076)				4,902,422

	TOTAL PURCHASED OPTIONS (Cost - $3,818,326)				5,013,342

Shares
	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
462,521	Dreyfus Treasury Cash Management - Institutional Class, 0.10% **				462,521
	TOTAL SHORT TERM INVESTMENT (Cost - $462,521)

	TOTAL INVESTMENTS - 101.3% (Cost - $33,558,881)				$35,052,556
	CALL OPTIONS WRITTEN - (1.2)% (Proceeds - $706,791)				(414,190)
	PUT OPTIONS WRITTEN - (0.2)% (Proceeds - $140,652)				(77,966)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%				50,287
	NET ASSETS - 100.0%				$34,610,687

Contracts *		Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (1.4)%
	CALL OPTIONS WRITTEN - (1.2)%
3,950	iShares MSCI Emerging Markets ETF +	9/18/2020	$42.00	$16,590,000	$375,250
1,180	iShares MSCI Emerging Markets ETF +	1/21/2022	55.00	6,490,000	38,940
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $706,791)				414,190

	PUT OPTIONS WRITTEN - (0.2)%
800	iShares MSCI Emerging Markets ETF +	7/17/2020	30.00	2,400,000	2,000
1,151	iShares MSCI Emerging Markets ETF +	9/18/2020	35.00	4,028,500	75,966
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $140,652)				77,966

	TOTAL OPTIONS WRITTEN (Proceeds - $847,443)				$492,156

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options. As of June 30, 2020 the total value of securities held as collateral is $8,087,978.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares					Fair Value
	EXCHANGE-TRADED FUND - 88.2%
	EQUITY FUND - 88.2%
493,900	iShares MSCI EAFE ETF ^				$30,063,693
	TOTAL EXCHANGE-TRADED FUND - (Cost - $27,693,829)

Contracts *		Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 11.1%
	PURCHASED CALL OPTIONS - 0.1%
547	iShares MSCI EAFE ETF +	9/18/2020	$66	$3,610,200	30,085
1	S&P 500 Index +	7/17/2020	3,700	370,000	12
	TOTAL CALL OPTIONS PURCHASED (Cost - $69,845)				30,097

	PURCHASED PUT OPTIONS - 11.0%
1,377	iShares MSCI EAFE ETF +	7/17/2020	49	6,747,300	6,885
970	iShares MSCI EAFE ETF +	9/18/2020	57	5,529,000	156,170
4,939	iShares MSCI EAFE ETF +	1/21/2022	61	30,127,900	3,585,714
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,090,298)				3,748,769

	TOTAL PURCHASED OPTIONS (Cost - $3,160,143)				3,778,866

Shares
	SHORT-TERM INVESTMENT - 2.0%
	MONEY MARKET FUND - 2.0%
694,249	Dreyfus Treasury Cash Management - Institutional Class, 0.10% **				694,249
	TOTAL SHORT TERM INVESTMENT (Cost - $694,249)

	TOTAL INVESTMENTS - 101.3% (Cost - $31,548,221)				$34,536,808
	CALL OPTIONS WRITTEN - (1.4)% (Proceeds - $682,410)				(469,017)
	PUT OPTIONS WRITTEN - (0.1)% (Proceeds - $99,948)				(44,871)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				78,846
	NET ASSETS - 100.0%				$34,101,766

Contracts *		Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (1.5)%
	CALL OPTIONS WRITTEN - (1.4)%
2,600	iShares MSCI EAFE ETF +	9/18/2020	$65	$16,900,000	$204,100
1,387	iShares MSCI EAFE ETF +	12/18/2020	65	9,015,500	264,917
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $682,410)				469,017

	PUT OPTIONS WRITTEN - (0.1)%
1,377	iShares MSCI EAFE ETF +	7/17/2020	45	6,196,500	4,131
970	iShares MSCI EAFE ETF +	9/18/2020	48	4,656,000	40,740
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $99,948)				44,871

	TOTAL OPTIONS WRITTEN (Proceeds - $782,358)				$513,888

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options. As of June 30, 2020 the total value of securities held as collateral is $13,270,573.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares					Fair Value
	EXCHANGE-TRADED FUND - 87.4%
	EQUITY FUND - 87.4%
196,000	iShares Core S&P 500 ETF ^				$60,699,240
	TOTAL EXCHANGE-TRADED FUND - (Cost - $56,906,440)

Contracts *		Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 18.4%
	PURCHASED CALL OPTION - 6.8%
196	S&P 500 Index +	12/17/2021	$3,250	$63,700,000	4,743,200
	TOTAL CALL OPTION PURCHASED (Cost - $3,350,133)

	PURCHASED PUT OPTIONS - 11.6%
49	S&P 500 Index +	8/21/2020	2,600	12,740,000	109,025
19	S&P 500 Index +	8/21/2020	3,025	5,747,500	182,305
8	S&P 500 Index +	9/18/2020	2,775	2,220,000	53,040
8	S&P 500 Index +	9/18/2020	3,275	2,620,000	193,080
60	S&P 500 Index +	12/31/2020	2,400	14,400,000	404,400
60	S&P 500 Index +	12/31/2020	3,000	18,000,000	1,225,800
110	S&P 500 Index +	12/17/2021	2,700	29,700,000	2,745,600
86	S&P 500 Index +	12/17/2021	3,050	26,230,000	3,130,400
	TOTAL PUT OPTIONS PURCHASED (Cost - $7,544,490)				8,043,650

	TOTAL OPTIONS PURCHASED (Cost - $10,894,623)				12,786,850

Shares
	SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUNDS - 1.5%
840,732	Dreyfus Treasury Cash Management - Institutional Class, 0.10% **				840,732
235,332	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 0.00% **				235,332
	TOTAL SHORT TERM INVESTMENT (Cost - $1,076,064)				1,076,064

	TOTAL INVESTMENTS - 107.3% (Cost - $68,877,127)				$74,562,154
	CALL OPTIONS WRITTEN - (3.8)% (Proceeds - $2,477,031)				(2,648,990)
	PUT OPTIONS WRITTEN - (2.7)% (Proceeds - $2,033,859)				(1,901,930)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%				(547,767)
	NET ASSETS - 100.0%				$69,463,467

Contracts *		Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (6.5)%
	CALL OPTIONS WRITTEN - (3.8)%
16	S&P 500 Index +	9/30/2020	$3,100	$4,960,000	$236,720
49	S&P 500 Index +	11/20/2020	3,225	15,802,500	597,310
196	S&P 500 Index +	12/17/2021	3,600	70,560,000	1,814,960
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,477,031)				2,648,990

	PUT OPTIONS WRITTEN - (2.7)%
53	S&P 500 Index +	7/31/2020	2,275	12,057,500	18,285
49	S&P 500 Index +	8/21/2020	2,550	12,495,000	90,895
19	S&P 500 Index +	8/21/2020	2,920	5,548,000	130,150
16	S&P 500 Index +	9/18/2020	3,025	4,840,000	204,000
120	S&P 500 Index +	12/31/2020	2,700	32,400,000	1,458,600
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $2,033,859)				1,901,930

	TOTAL OPTIONS WRITTEN (Proceeds - $4,510,890)				$4,550,920

ETF - Exchange Traded Fund

^	All or a portion of the security is held as collateral for written call and put options. As of June 30, 2020 the total value of securities held as collateral is $8,981,010.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares					Fair Value
	EXCHANGE-TRADED FUND - 85.1%
	EQUITY FUND - 85.1%
218,000	iShares Russell 2000 ETF ^				$31,213,240
	TOTAL EXCHANGE-TRADED FUND - (Cost - $27,214,222)

Contracts *		Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 13.9%
	PURCHASED CALL OPTION - 0.0%
1	S&P 500 Index +	7/17/2020	$3,700	$370,000	13
	TOTAL CALL OPTION PURCHASED (Cost - $31)

	PURCHASED PUT OPTIONS - 13.9%
74	Russell 2000 Index +	7/17/2020	1,130	8,362,000	7,770
21	Russell 2000 Index +	9/30/2020	1,200	2,520,000	71,820
25	Russell 2000 Index +	9/30/2020	1,300	3,250,000	136,875
218	Russell 2000 Index +	12/17/2021	1,500	32,700,000	4,877,750
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,645,081)				5,094,215

	TOTAL OPTIONS PURCHASED (Cost - $4,645,112)				5,094,228

Shares
	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND - 1.1%
395,133	Dreyfus Treasury Cash Management - Institutional Class, 0.10% ^ **				395,133
	TOTAL SHORT TERM INVESTMENT (Cost - $395,133)

	TOTAL INVESTMENTS - 100.1% (Cost - $32,254,467)				$36,702,601
	CALL OPTION WRITTEN - (0.0)% (Proceeds - $38,751)				(9,045)
	PUT OPTIONS WRITTEN - (0.5)% (Proceeds - $431,222)				(161,735)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%				128,357
	NET ASSETS - 100.0%				$36,660,178

Contracts *		Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (0.5)%
	CALL OPTION WRITTEN - (0.0)%
54	Russell 2000 Index +	8/21/2020	$1,720	$9,288,000	$9,045
	TOTAL CALL OPTION WRITTEN (Proceeds - $38,751)

	PUT OPTIONS WRITTEN - (0.5)%
74	Russell 2000 Index +	7/17/2020	1,080	7,992,000	4,625
54	Russell 2000 Index +	8/21/2020	1,200	6,480,000	95,310
25	Russell 2000 Index +	9/30/2020	1,000	2,500,000	29,250
21	Russell 2000 Index +	9/30/2020	1,050	2,205,000	32,550
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $431,222)				161,735

	TOTAL OPTIONS WRITTEN (Proceeds - $469,973)				$170,780

ETF - Exchange-Traded Fund

^	All or a portion of the security is held as collateral for written call and put options. As of June 30, 2020 the total value of securities held as collateral is $13,641,999.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

		Swan Defined Risk	Swan Defined Risk	Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Foreign Developed	Growth	U.S. Small Cap
	Fund	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
Investments, at cost	$1,048,968,330	$33,558,881	$31,548,221	$68,877,127	$32,254,467
Total investments at value	1,454,710,189	35,052,556	34,536,808	74,562,154	36,702,601
Cash held at broker	—	127,636	131,965	—	261,501
Receivable for securities sold	3,040,643	—	—	—	—
Receivable for Fund shares sold	1,105,725	65	367	34,487	—
Dividends and interest receivable	342	44	76	120	81
Receivable due from Advisor	108	—	—	—	—
Prepaid expenses and other assets	32,914	15,539	15,150	39,283	11,572
TOTAL ASSETS	1,458,889,921	35,195,840	34,684,366	74,636,044	36,975,755

LIABILITIES
Due to custodian	269,004	—	—	—	—
Options written, at value
(Premiums received - $31,015,352, $847,443, $782,358, $4,510,890 and $469,973, respectively)	21,452,880	492,156	513,888	4,550,920	170,780
Payable for Fund shares repurchased	2,267,221	24,302	—	416,436	74,709
Payable for investments purchased	1,970,639	—	—	94,298	—
Investment advisory fees payable	1,182,730	20,943	23,652	60,395	26,983
Accrued expenses and other liabilities	335,833	40,643	38,284	41,508	35,671
Distribution (12b-1) fees payable	157,636	1,561	1,243	973	1,910
Payable to related parties	91,462	5,548	5,533	8,047	5,524
TOTAL LIABILITIES	27,727,405	585,153	582,600	5,172,577	315,577
NET ASSETS	$1,431,162,516	$34,610,687	$34,101,766	$69,463,467	$36,660,178

NET ASSETS CONSIST OF:
Paid in capital	$1,234,531,476	$39,046,961	$36,384,927	$66,466,524	$34,555,001
Accumulated earnings (losses)	196,631,040	(4,436,274)	(2,283,161)	2,996,943	2,105,177
NET ASSETS	$1,431,162,516	$34,610,687	$34,101,766	$69,463,467	$36,660,178

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$158,255,423	$2,084,248	$2,150,395	$5,251,971	$2,364,031
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,649,124	235,454	218,651	443,011	202,643
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$12.51	$8.85	$9.83	$11.86	$11.67
Maximum offering price per share (maximum sales charge of 5.50%)	$13.24	$9.37	$10.40	$12.55	$12.35

Class C Shares:
Net Assets	$150,858,450	$1,365,175	$948,513	$71,269	$1,719,827
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,275,438	159,118	97,488	6,020	152,275
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$12.29	$8.58	$9.73	$11.84	$11.29

Class I Shares:
Net Assets	$1,121,878,638	$30,848,158	$30,829,466	$63,250,134	$32,243,999
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	89,340,390	3,468,791	3,130,810	5,325,238	2,736,438
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$12.56	$8.89	$9.85	$11.88	$11.78

Class Y Shares:
Net Assets	$170,005	$313,106	$173,392	$890,093	$332,321
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,513	34,983	17,507	74,505	28,077
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (a)	$12.58	$8.95	$9.90	$11.95	$11.84

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

		Swan Defined Risk	Swan Defined Risk		Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Foreign Developed	Swan Defined Risk	U.S. Small Cap
	Fund	Fund	Fund	Growth Fund	Fund
INVESTMENT INCOME
Dividends	$38,957,435	$1,009,235	$825,191	$369,376	$458,285
Interest	256,420	5,805	5,773	7,102	5,592
TOTAL INVESTMENT INCOME	39,213,855	1,015,040	830,964	376,478	463,877

EXPENSES
Investment advisory fees	17,542,633	364,782	368,118	163,635	369,757
Distribution (12b-1) fees:
Class A	467,664	7,745	6,783	4,733	6,486
Class C	1,781,694	19,386	11,425	256	16,517
Third party administrative service fees	1,068,771	25,222	29,074	10,835	26,030
Administration fees	773,541	32,454	32,560	25,408	32,126
Accounting services fees	267,311	17,571	17,236	13,893	17,312
Printing and postage expenses	233,574	15,000	11,473	4,640	10,972
Transfer agent fees	220,795	40,848	40,698	38,888	39,698
Custodian fees	136,967	10,000	7,979	7,500	8,179
Registration fees	134,238	37,502	35,393	27,171	31,893
Insurance expense	54,538	2,446	2,283	122	2,296
Compliance officer fees	52,134	10,522	10,484	9,568	10,484
Trustees’ fees and expenses	17,957	18,207	18,158	17,757	18,158
Audit fees	17,350	20,582	20,723	18,949	20,723
Legal fees	15,981	15,981	15,937	14,521	15,937
Interest expense	—	—	71,535	477	27,882
Other expenses	2,328	4,968	4,950	5,685	12,950
TOTAL EXPENSES	22,787,476	643,216	704,809	364,038	667,400

Less: Fees waived by the Advisor	(255)	(102,759)	(99,404)	(129,197)	(98,359)
TOTAL NET EXPENSES	22,787,221	540,457	605,405	234,841	569,041

NET INVESTMENT INCOME (LOSS)	16,426,634	474,583	225,559	141,637	(105,164)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	169,038,391	1,981,443	(288,748)	(357,602)	1,111,308
Options purchased	(22,239,132)	(1,941,791)	2,033,310	(417,801)	2,423,771
Options written	(118,313,464)	(2,608,355)	(3,373,092)	(1,821,046)	(4,203,186)
Net realized gain (loss) on investments, options purchased and options written	28,485,795	(2,568,703)	(1,628,530)	(2,596,449)	(668,107)
Net change in unrealized appreciation (depreciation) on:
Investments	(165,169,395)	(3,139,471)	(778,789)	3,582,476	(2,170,839)
Options purchased	106,579,946	3,655,361	2,303,569	1,842,053	2,162,735
Options written	(16,725,409)	(17,811)	127,681	(24,467)	239,134
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(75,314,858)	498,079	1,652,461	5,400,062	231,030
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS WRITTEN	(46,829,063)	(2,070,624)	23,931	2,803,613	(437,077)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,402,429)	$(1,596,041)	$249,490	$2,945,250	$(542,241)

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019 (a)
FROM OPERATIONS
Net investment income	$16,426,634	$17,785,663
Net realized gain on investments, options purchased and options written	28,485,795	74,449,289
Net change in unrealized depreciation on investments, options purchased and options written	(75,314,858)	(72,129,203)
Net increase (decrease) in net assets resulting from operations	(30,402,429)	20,105,749

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(1,665,653)	(1,998,377)
Class C	(252,791)	—
Class I	(17,665,616)	(20,033,035)
Class Y	(2,263)	—
Net decrease in net assets resulting from distributions to shareholders	(19,586,323)	(22,031,412)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	24,604,781	42,606,274
Class C	13,341,693	32,187,219
Class I	360,048,317	513,637,763
Class Y	423,673	37,097
Net asset value of shares issued in reinvestment of distributions:
Class A	1,434,490	1,645,068
Class C	232,446	—
Class I	13,614,072	15,569,764
Class Y	1,792	—
Payments for shares redeemed:
Class A	(103,191,102)	(137,554,498)
Class C	(62,277,202)	(75,917,959)
Class I	(833,745,114)	(1,273,604,888)
Class Y	(280,270)	—
Net decrease in net assets from shares of beneficial interest	(585,792,424)	(881,394,160)

TOTAL DECREASE IN NET ASSETS	(635,781,176)	(883,319,823)

NET ASSETS
Beginning of Year	2,066,943,692	2,950,263,515
End of Year	$1,431,162,516	$2,066,943,692

SHARE ACTIVITY
Class A:
Shares Sold	1,958,030	3,374,804
Shares Reinvested	109,838	142,307
Shares Redeemed	(8,184,256)	(10,976,992)
Net decrease in shares of beneficial interest outstanding	(6,116,388)	(7,459,881)

Class C:
Shares Sold	1,075,224	2,577,827
Shares Reinvested	18,047	—
Shares Redeemed	(5,084,883)	(6,189,187)
Net decrease in shares of beneficial interest outstanding	(3,991,612)	(3,611,360)

Class I:
Shares Sold	29,117,129	40,667,397
Shares Reinvested	1,039,242	1,342,187
Shares Redeemed	(66,955,751)	(101,899,792)
Net decrease in shares of beneficial interest outstanding	(36,799,380)	(59,890,208)

Class Y:
Shares Sold	33,129	2,975
Shares Reinvested	137	—
Shares Redeemed	(22,728)	—
Net increase in shares of beneficial interest outstanding	10,538	2,975

(a)	Class Y Shares commenced operations December 27, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019 (a)
FROM OPERATIONS
Net investment income	$474,583	$254,498
Net realized gain (loss) on investments, options purchased and options written	(2,568,703)	2,397,912
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	498,079	(3,492,701)
Net decrease in net assets resulting from operations	(1,596,041)	(840,291)

DISTRIBUTIONS TO SHAREHOLDERS
Total paid distributions
Class A	(170,418)	(13,084)
Class C	(100,001)	—
Class I	(1,662,919)	(245,078)
Class Y	(12,871)	—
Net decrease in net assets resulting from distributions to shareholders	(1,946,209)	(258,162)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,218,567	1,536,901
Class C	209,685	694,141
Class I	10,515,197	10,954,763
Class Y	375,032	117,930
Net asset value of shares issued in reinvestment of distributions:
Class A	154,184	11,558
Class C	76,556	—
Class I	1,541,460	228,090
Class Y	8,191	—
Payments for shares redeemed:
Class A	(2,877,289)	(2,487,761)
Class C	(1,506,399)	(869,578)
Class I	(17,484,153)	(14,230,794)
Class Y	(162,317)	(9,005)
Net decrease in net assets from shares of beneficial interest	(7,931,286)	(4,053,755)

TOTAL DECREASE IN NET ASSETS	(11,473,536)	(5,152,208)

NET ASSETS
Beginning of Year	46,084,223	51,236,431
End of Year	$34,610,687	$46,084,223

SHARE ACTIVITY
Class A:
Shares Sold	129,263	154,522
Shares Reinvested	16,385	1,214
Shares Redeemed	(311,920)	(252,129)
Net decrease in shares of beneficial interest outstanding	(166,272)	(96,393)

Class C:
Shares Sold	23,393	72,613
Shares Reinvested	8,367	—
Shares Redeemed	(165,351)	(89,810)
Net decrease in shares of beneficial interest outstanding	(133,591)	(17,197)

Class I:
Shares Sold	1,210,787	1,103,827
Shares Reinvested	163,290	23,859
Shares Redeemed	(1,860,201)	(1,437,659)
Net decrease in shares of beneficial interest outstanding	(486,124)	(309,973)

Class Y:
Shares Sold	41,015	11,966
Shares Reinvested	864	—
Shares Redeemed	(17,977)	(885)
Net increase in shares of beneficial interest outstanding	23,902	11,081

(a)	Class Y Shares commenced operations December 27, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019 (a)
FROM OPERATIONS
Net investment income	$225,559	$492,803
Net realized gain (loss) on investments, options purchased and options written	(1,628,530)	549,978
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	1,652,461	(1,637,116)
Net increase (decrease) in net assets resulting from operations	249,490	(594,335)

DISTRIBUTIONS TO SHAREHOLDERS
Total paid distributions
Class A	(144,729)	(16,829)
Class C	(45,008)	(2,257)
Class I	(1,594,591)	(461,977)
Class Y	(8,372)	—
Net decrease in net assets resulting from distributions to shareholders	(1,792,700)	(481,063)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,215,905	1,521,518
Class C	24,834	95,513
Class I	5,346,286	9,535,410
Class Y	197,921	112,436
Net asset value of shares issued in reinvestment of distributions:
Class A	115,277	14,094
Class C	40,934	2,130
Class I	1,502,071	444,110
Class Y	4,853	—
Payments for shares redeemed:
Class A	(1,478,065)	(1,870,515)
Class C	(465,803)	(276,103)
Class I	(12,290,192)	(13,764,027)
Class Y	(128,740)	(8,967)
Net decrease in net assets from shares of beneficial interest	(5,914,719)	(4,194,401)

TOTAL DECREASE IN NET ASSETS	(7,457,929)	(5,269,799)

NET ASSETS
Beginning of Year	41,559,695	46,829,494
End of Year	$34,101,766	$41,559,695

SHARE ACTIVITY
Class A:
Shares Sold	120,419	150,157
Shares Reinvested	11,414	1,480
Shares Redeemed	(152,801)	(184,317)
Net decrease in shares of beneficial interest outstanding	(20,968)	(32,680)

Class C:
Shares Sold	2,643	9,449
Shares Reinvested	4,081	225
Shares Redeemed	(47,882)	(27,880)
Net decrease in shares of beneficial interest outstanding	(41,158)	(18,206)

Class I:
Shares Sold	544,404	933,359
Shares Reinvested	148,720	46,650
Shares Redeemed	(1,230,942)	(1,367,254)
Net decrease in shares of beneficial interest outstanding	(537,818)	(387,245)

Class Y:
Shares Sold	19,840	11,281
Shares Reinvested	479	—
Shares Redeemed	(13,216)	(877)
Net increase in shares of beneficial interest outstanding	7,103	10,404

(a)	Class Y Shares commenced operations December 27, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the		For the
	Year Ended		Period Ended
	June 30, 2020		June 30, 2019 (a)
FROM OPERATIONS
Net investment income	$141,637		$10,267
Net realized loss on investments, options purchased and options written	(2,596,449)		(57,961)
Net change in unrealized appreciation on investments, options purchased and options written	5,400,062		244,935
Net increase in net assets resulting from operations	2,945,250		197,241

DISTRIBUTIONS TO SHAREHOLDERS
Total paid distributions
Class A	(38,284)		—
Class C	(0	) (b)	—
Class I	(99,035)		—
Class Y	(8,229)
Net decrease in net assets resulting from distributions to shareholders	(145,548)		—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,673,927		10
Class C	85,000		10
Class I	62,802,953		3,429,239
Class Y	685,782		221,150
Net asset value of shares issued in reinvestment of distributions:
Class A	31,529		—
Class C	0	(b)	—
Class I	92,984		—
Class Y	1,995		—
Payments for shares redeemed:
Class A	(483,613)		—
Class C	(9,913)		—
Class I	(6,005,443)		(2,310)
Class Y	(56,776)		—
Net increase in net assets from shares of beneficial interest	62,818,425		3,648,099

TOTAL INCREASE IN NET ASSETS	65,618,127		3,845,340

NET ASSETS
Beginning of Year	3,845,340		—
End of Year	$69,463,467		$3,845,340

SHARE ACTIVITY
Class A:
Shares Sold	481,113		1
Shares Reinvested	2,610		—
Shares Redeemed	(40,713)		—
Net increase in shares of beneficial interest outstanding	443,010		1

Class C:
Shares Sold	6,887		1
Shares Reinvested	0	(c)	—
Shares Redeemed	(868)		—
Net increase in shares of beneficial interest outstanding	6,019		1

Class I:
Shares Sold	5,522,780		317,428
Shares Reinvested	7,691		—
Shares Redeemed	(522,459)		(202)
Net increase in shares of beneficial interest outstanding	5,008,012		317,226

Class Y:
Shares Sold	58,686		20,627
Shares Reinvested	164		—
Shares Redeemed	(4,972)		—
Net increase in shares of beneficial interest outstanding	53,878		20,627

(a)	Swan Defined Risk Growth Fund commenced operations December 27, 2018.

(b)	Amount is less than $1.00.

(c)	Amount is less than one share.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019 (a)
FROM OPERATIONS
Net investment loss	$(105,164)	$(48,329)
Net realized gain (loss) on investments, options purchased and options written	(668,107)	588,603
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	231,030	(2,857,591)
Net decrease in net assets resulting from operations	(542,241)	(2,317,317)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,403,977	1,767,364
Class C	333,186	199,709
Class I	8,769,939	13,199,510
Class Y	422,341	123,614
Payments for shares redeemed:
Class A	(1,150,687)	(925,429)
Class C	(312,347)	(158,745)
Class I	(13,661,173)	(18,551,044)
Class Y	(202,880)	(8,788)
Net decrease in net assets from shares of beneficial interest	(4,397,644)	(4,353,809)

TOTAL DECREASE IN NET ASSETS	(4,939,885)	(6,671,126)

NET ASSETS
Beginning of Year	41,600,063	48,271,189
End of Year	$36,660,178	$41,600,063

SHARE ACTIVITY
Class A:
Shares Sold	119,120	147,118
Shares Redeemed	(101,633)	(78,856)
Net increase in shares of beneficial interest outstanding	17,487	68,262

Class C:
Shares Sold	30,178	16,832
Shares Redeemed	(27,938)	(13,452)
Net increase in shares of beneficial interest outstanding	2,240	3,380

Class I:
Shares Sold	768,437	1,074,040
Shares Redeemed	(1,158,296)	(1,566,343)
Net decrease in shares of beneficial interest outstanding	(389,859)	(492,303)

Class Y:
Shares Sold	35,968	10,377
Shares Redeemed	(17,546)	(722)
Net increase in shares of beneficial interest outstanding	18,422	9,655

(a)	Class Y Shares commenced operations December 27, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016

Net asset value, beginning of year	$12.80	$12.68	$12.22	$11.69	$11.84
Activity from investment operations:
Net investment income (1)	0.10	0.07	0.08	0.13	0.08
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.27)	0.13	0.45	0.55	(0.17)
Total from investment operations	(0.17)	0.20	0.53	0.68	(0.09)
Less distributions from:
Net investment income	(0.12)	(0.08)	(0.07)	(0.15)	(0.06)
Total distributions	(0.12)	(0.08)	(0.07)	(0.15)	(0.06)
Net asset value, end of year	$12.51	$12.80	$12.68	$12.22	$11.69
Total return (2)	(1.39)%	1.67%	4.33%	5.82%	(0.70)%
Net assets, at end of year (000s)	$158,255	$240,274	$332,552	$351,964	$227,453
Ratio of expenses to average net assets (3)	1.42%	1.40%	1.39%	1.41%	1.42%
Ratio of net investment income to average net assets (3,4)	0.76%	0.59%	0.62%	1.09%	0.69%
Portfolio Turnover Rate	13%	14%	9%	6%	18%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016

Net asset value, beginning of year	$12.58	$12.46	$12.03	$11.53	$11.69
Activity from investment operations:
Net investment income (loss) (1)	0.01	(0.02)	(0.02)	0.06	(0.00	) (2)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.28)	0.14	0.45	0.52	(0.16)
Total from investment operations	(0.27)	0.12	0.43	0.58	(0.16)
Less distributions from:
Net investment income	(0.02)	—	—	(0.08)	—
Total distributions	(0.02)	—	—	(0.08)	—
Net asset value, end of year	$12.29	$12.58	$12.46	$12.03	$11.53
Total return (3)	(2.17)%	0.96%	3.57%	5.01%	(1.37)%
Net assets, at end of year (000s)	$150,858	$204,575	$247,668	$216,627	$143,657
Ratio of expenses to average net assets (4)	2.17%	2.15%	2.14%	2.15%	2.17%
Ratio of net investment income (loss) to average net assets (4,5)	0.07%	(0.15)%	(0.09)%	0.47%	(0.03)%
Portfolio Turnover Rate	13%	14%	9%	6%	18%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016

Net asset value, beginning of year	$12.86	$12.74	$12.27	$11.73	$11.88
Activity from investment operations:
Net investment income (1)	0.14	0.10	0.11	0.18	0.11
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.28)	0.14	0.46	0.53	(0.17)
Total from investment operations	(0.14)	0.24	0.57	0.71	(0.06)
Less distributions from:
Net investment income	(0.16)	(0.12)	(0.10)	(0.17)	(0.09)
Total distributions	(0.16)	(0.12)	(0.10)	(0.17)	(0.09)
Net asset value, end of year	$12.56	$12.86	$12.74	$12.27	$11.73
Total return (2)	(1.15)%	1.96%	4.63%	6.08%	(0.48)%
Net assets, at end of year (000s)	$1,121,879	$1,622,057	$2,370,044	$2,131,392	$1,409,040
Ratio of expenses to average net assets (3)	1.17%	1.15%	1.14%	1.16%	1.17%
Ratio of net investment income to average net assets (3,4)	1.07%	0.82%	0.86%	1.48%	0.92%
Portfolio Turnover Rate	13%	14%	9%	6%	18%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y

	For the	For the
	Year Ended	Period Ended
	June 30, 2020	June 30, 2019 (1)

Net asset value, beginning of period	$12.87	$11.75
Activity from investment operations:
Net investment income (2)	0.19	0.14
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.32)	0.98
Total from investment operations	(0.13)	1.12
Less distributions from:
Net investment income	(0.16)	—
Total distributions	(0.16)	—
Net asset value, end of period	$12.58	$12.87
Total return (3)	(1.07)%	9.53	% (4)
Net assets, at end of period (000s)	$170	$38
Ratio of gross expenses to average net assets (5)	1.17%	1.15	% (6)
Ratio of net expenses to average net assets (5)	1.01%	1.01	% (6)
Ratio of net investment income to average net assets (7)	1.49%	2.22	% (6)
Portfolio Turnover Rate	13%	14	% (4)

(1)	The Swan Defined Risk Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016

Net asset value, beginning of year	$9.86	$10.06	$9.98	$9.15	$10.09
Activity from investment operations:
Net investment income (loss) (1)	0.09	0.03	0.06	(0.02)	0.02
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.57)	(0.20)	0.23	1.06	(0.89)
Total from investment operations	(0.48)	(0.17)	0.29	1.04	(0.87)
Less distributions from:
Net investment income	(0.04)	(0.03)	—	—	(0.07)
Net realized gains	(0.49)	—	(0.21)	(0.21)	—
Total distributions	(0.53)	(0.03)	(0.21)	(0.21)	(0.07)
Net asset value, end of year	$8.85	$9.86	$10.06	$9.98	$9.15
Total return (2)	(5.16)%	(1.72)%	2.73%	11.65%	(8.57)%
Net assets, at end of year (000s)	$2,084	$3,959	$5,010	$4,201	$2,867
Ratio of gross expenses to average net assets (3,5)	1.93%	1.84%	1.67%	1.90%	2.29%
Ratio of net expenses to average net assets (3,5)	1.65%	1.75%	1.65%	1.66%	1.65%
Ratio of net investment income (loss) to average net assets (3,4,5)	1.03%	0.31%	0.53%	(0.21)%	0.21%
Portfolio Turnover Rate	16%	45%	7%	3%	62%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.93%	1.74%	1.67%	1.90%	2.29%
Net expenses to average net assets (3)	1.65%	1.65%	1.65%	1.66%	1.65%
Net investment income (loss) to average net assets (3,4)	1.03%	0.41%	0.53%	(0.21)%	0.21%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016

Net asset value, beginning of year	$9.60	$9.84	$9.84	$9.09	$10.06
Activity from investment operations:
Net investment income (loss) (1)	0.03	(0.03)	(0.03)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.56)	(0.21)	0.24	1.05	(0.91)
Total from investment operations	(0.53)	(0.24)	0.21	0.96	(0.93)
Less distributions from:
Net investment income	—	—	—	—	(0.04)
Net realized gains	(0.49)	—	(0.21)	(0.21)	—
Total distributions	(0.49)	—	(0.21)	(0.21)	(0.04)
Net asset value, end of year	$8.58	$9.60	$9.84	$9.84	$9.09
Total return (2)	(5.85)%	(2.44)%	1.95%	10.84%	(9.28)%
Net assets, at end of year (000s)	$1,365	$2,809	$3,049	$1,417	$739
Ratio of gross expenses to average net assets (3,5)	2.68%	2.59%	2.42%	2.65%	3.05%
Ratio of net expenses to average net assets (3,5)	2.40%	2.50%	2.40%	2.41%	2.40%
Ratio of net investment income (loss) to average net assets (3,4,5)	0.28%	(0.31)%	(0.31)%	(1.03)%	(0.26)%
Portfolio Turnover Rate	16%	45%	7%	3%	62%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.68%	2.49%	2.42%	2.65%	3.05%
Net expenses to average net assets (3)	2.40%	2.40%	2.40%	2.41%	2.40%
Net investment income (loss) to average net assets (3,4)	0.28%	(0.21)%	(0.31)%	(1.03)%	(0.26)%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016

Net asset value, beginning of year	$9.91	$10.12	$10.02	$9.16	$10.10
Activity from investment operations:
Net investment income (1)	0.13	0.06	0.06	0.00 (2)	0.06
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.58)	(0.21)	0.25	1.07	(0.91)
Total from investment operations	(0.45)	(0.15)	0.31	1.07	(0.85)
Less distributions from:
Net investment income	(0.08)	(0.06)	—	—	(0.09)
Net realized gains	(0.49)	—	(0.21)	(0.21)	—
Total distributions	(0.57)	(0.06)	(0.21)	(0.21)	(0.09)
Net asset value, end of year	$8.89	$9.91	$10.12	$10.02	$9.16
Total return (3)	(4.87)%	(1.47)%	2.92%	11.97%	(8.40)%
Net assets, at end of year (000s)	$30,848	$39,206	$43,178	$29,624	$15,878
Ratio of gross expenses to average net assets (4,6)	1.68%	1.59%	1.42%	1.65%	2.04%
Ratio of net expenses to average net assets (4,6)	1.40%	1.50%	1.40%	1.41%	1.40%
Ratio of net investment income to average net assets (4,5,6)	1.37%	0.60%	0.59%	0.03%	0.64%
Portfolio Turnover Rate	16%	45%	7%	3%	62%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets (4)	1.68%	1.49%	1.42%	1.65%	2.04%
Net expenses to average net assets (4)	1.40%	1.40%	1.40%	1.41%	1.40%
Net investment income to average net assets (4,5)	1.37%	0.70%	0.59%	0.03%	0.64%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y

	For the	For the
	Year Ended	Period Ended
	June 30, 2020	June 30, 2019 (1)

Net asset value, beginning of period	$9.94	$9.58
Activity from investment operations:
Net investment income (2)	0.19	0.06
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.61)	0.30
Total from investment operations	(0.42)	0.36
Less distributions from:
Net investment income	(0.08)	—
Net realized gains	(0.49)	—
Total distributions	(0.57)	—
Net asset value, end of period	$8.95	$9.94
Total return (3)	(4.54)%	3.76	% (4)
Net assets, at end of period (000s)	$313	$110
Ratio of gross expenses to average net assets (5,8)	1.68%	1.59	% (6)
Ratio of net expenses to average net assets (5,8)	1.01%	1.11	% (6)
Ratio of net investment income to average net assets (7,8)	2.11%	1.14	% (6)
Portfolio Turnover Rate	16%	45	% (4)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets (5)	1.68%	1.49	% (6)
Net expenses to average net assets (5)	1.01%	1.01	% (6)
Net investment income to average net assets (7)	2.11%	1.24	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.24	$10.42	$10.60	$9.85	$10.00
Activity from investment operations:
Net investment income (2)	0.04	0.09	0.08	0.09	0.31
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.04	(0.19)	0.06	0.81	(0.46)
Total from investment operations	0.08	(0.10)	0.14	0.90	(0.15)
Less distributions from:
Net investment income	(0.12)	(0.08)	(0.08)	(0.08)	—
Net realized gains	(0.37)	—	(0.24)	(0.07)	—
Total distributions	(0.49)	(0.08)	(0.32)	(0.15)	—
Net asset value, end of period	$9.83	$10.24	$10.42	$10.60	$9.85
Total return (3)	0.65%	(0.91)%	1.13%	9.25%	(1.50	)% (4)
Net assets, at end of period (000s)	$2,150	$2,454	$2,838	$3,270	$2,098
Ratio of gross expenses to average net assets (5,8)	2.12%	2.01%	1.96%	2.14%	5.29	% (6)
Ratio of net expenses to average net assets (5,8)	1.85%	1.85%	1.86%	1.76%	1.78	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.40%	0.91%	0.73%	0.94%	6.09	% (6)
Portfolio Turnover Rate	15%	10%	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.92%	1.81%	1.75%	2.01%	5.16	% (6)
Net expenses to average net assets (5)	1.65%	1.65%	1.65%	1.63%	1.65	% (6)
Net investment income to average net assets (5,7)	0.60%	1.11%	0.94%	1.06%	6.22	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.12	$10.31	$10.54	$9.82	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)	0.02	0.09	0.10	0.23
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.04	(0.20)	(0.03)	0.72	(0.41)
Total from investment operations	—	(0.18)	0.06	0.82	(0.18)
Less distributions from:
Net investment income	(0.02)	(0.01)	(0.05)	(0.03)	—
Net realized gains	(0.37)	—	(0.24)	(0.07)	—
Total distributions	(0.39)	(0.01)	(0.29)	(0.10)	—
Net asset value, end of period	$9.73	$10.12	$10.31	$10.54	$9.82
Total return (3)	(0.07)%	(1.69)%	0.38%	8.46%	(1.80	)% (4)
Net assets, at end of period (000s)	$949	$1,403	$1,617	$570	$172
Ratio of gross expenses to average net assets (5,8)	2.87%	2.76%	2.71%	2.89%	6.04	% (6)
Ratio of net expenses to average net assets (5,8)	2.60%	2.60%	2.61%	2.51%	2.53	% (6)
Ratio of net investment income (loss) to average net assets (5,7,8)	(0.43)%	0.19%	0.87%	0.94%	4.62	% (6)
Portfolio Turnover Rate	15%	10%	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	2.67%	2.56%	2.50%	2.76%	5.91	% (6)
Net expenses to average net assets (5)	2.40%	2.40%	2.40%	2.38%	2.40	% (6)
Net investment income (loss) to average net assets (5,7)	(0.23)%	0.39%	1.08%	1.07%	4.75	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.25	$10.45	$10.62	$9.86	$10.00
Activity from investment operations:
Net investment income (2)	0.07	0.12	0.16	0.21	0.22
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.04	(0.20)	0.01	0.72	(0.36)
Total from investment operations	0.11	(0.08)	0.17	0.93	(0.14)
Less distributions from:
Net investment income	(0.14)	(0.12)	(0.10)	(0.10)	—
Net realized gains	(0.37)	—	(0.24)	(0.07)	—
Total distributions	(0.51)	(0.12)	(0.34)	(0.17)	—
Net asset value, end of period	$9.85	$10.25	$10.45	$10.62	$9.86
Total return (3)	0.97%	(0.71)%	1.44%	9.52%	(1.40	)% (4)
Net assets, at end of period (000s)	$30,829	$37,596	$42,374	$27,887	$4,538
Ratio of gross expenses to average net assets (5,8)	1.87%	1.76%	1.71%	1.89%	5.04	% (6)
Ratio of net expenses to average net assets (5,8)	1.60%	1.60%	1.61%	1.51%	1.53	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.66%	1.18%	1.44%	2.02%	4.51	% (6)
Portfolio Turnover Rate	15%	10%	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.67%	1.56%	1.50%	1.76%	4.91	% (6)
Net expenses to average net assets (5)	1.40%	1.40%	1.40%	1.38%	1.40	% (6)
Net investment income to average net assets (5,7)	0.86%	1.38%	1.65%	2.15%	4.64	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y

	For the	For the
	Year Ended	Period Ended
	June 30, 2020	June 30, 2019 (1)

Net asset value, beginning of period	$10.27	$9.64
Activity from investment operations:
Net investment income (2)	0.12	0.23
Net realized and unrealized gain on investments, options purchased and options written	0.02	0.40
Total from investment operations	0.14	0.63
Less distributions from:
Net investment income	(0.14)	—
Net realized gains	(0.37)	—
Total distributions	(0.51)	—
Net asset value, end of period	$9.90	$10.27
Total return (3)	1.26%	6.54	% (4)
Net assets, at end of period (000s)	$173	$107
Ratio of gross expenses to average net assets (5,8)	1.87%	1.76	% (6)
Ratio of net expenses to average net assets (5,8)	1.22%	1.22	% (6)
Ratio of net investment income to average net assets (7,8)	1.15%	4.41	% (6)
Portfolio Turnover Rate	15%	10	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.67%	1.56	% (6)
Net expenses to average net assets (5)	1.02%	1.02	% (6)
Net investment income to average net assets (7)	1.35%	4.61	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the
	Year Ended	Period Ended
	June 30, 2020	June 30, 2019 (1)

Net asset value, beginning of period	$11.38	$10.00
Activity from investment operations:
Net investment income (2)	0.09	0.00	(3)
Net realized and unrealized gain on investments, options purchased and options written	0.58	1.38
Total from investment operations	0.67	1.38
Less distributions from:
Net investment income	(0.07)	—
Net realized gains	(0.12)	—
Total distributions	(0.19)	—
Net asset value, end of period	$11.86	$11.38
Total return (4)	5.85%	13.80	% (5)
Net assets, at end of period (000s)	$5,252	$11
Ratio of gross expenses to average net assets (6)	2.33%	10.73	% (7)
Ratio of net expenses to average net assets (6)	1.65%	1.65	% (7)
Ratio of net investment income to average net assets (6,8)	0.74%	0.00	% (7)
Portfolio Turnover Rate	11%	0	% (5)

(1)	The Swan Defined Risk Growth Fund Class A commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the		For the
	Year Ended		Period Ended
	June 30, 2020		June 30, 2019 (1)

Net asset value, beginning of period	$11.38		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03	) (3)	0.00	(4)
Net realized and unrealized gain on investments, options purchased and options written	0.68		1.38
Total from investment operations	0.65		1.38
Less distributions from:
Net investment income	(0.07)		—
Net realized gains	(0.12)		—
Total distributions	(0.19)		—
Net asset value, end of period	$11.84		$11.38
Total return (3)	5.73%		13.80	% (4)
Net assets, at end of period (000s)	$71		$11
Ratio of gross expenses to average net assets (5)	3.08%		11.48	% (6)
Ratio of net expenses to average net assets (5)	2.40%		2.40	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	(0.22	)% (3)	0.00	% (6)
Portfolio Turnover Rate	11%		0	% (4)

(1)	The Swan Defined Risk Growth Fund Class C commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	The amount of net investment loss on investment per share for the period ended June 30, 2020 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Amount is less than $0.01

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the
	Year Ended	Period Ended
	June 30, 2020	June 30, 2019 (1)

Net asset value, beginning of period	$11.38	$10.00
Activity from investment operations:
Net investment income (2)	0.10	0.05
Net realized and unrealized gain on investments, options purchased and options written	0.59	1.33
Total from investment operations	0.69	1.38
Less distributions from:
Net investment income	(0.07)	—
Net realized gains	(0.12)	—
Total distributions	(0.19)	—
Net asset value, end of period	$11.88	$11.38
Total return (3)	6.09%	13.80	% (4)
Net assets, at end of period (000s)	$63,250	$3,610
Ratio of gross expenses to average net assets (5)	2.08%	10.48	% (6)
Ratio of net expenses to average net assets (5)	1.40%	1.40	% (6)
Ratio of net investment income to average net assets (5,7)	0.87%	0.88	% (6)
Portfolio Turnover Rate	11%	0	% (4)

(1)	The Swan Defined Risk Growth Fund Class I commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y

	For the	For the
	Year Ended	Period Ended
	June 30, 2020	June 30, 2019 (1)

Net asset value, beginning of period	$11.40	$10.00
Activity from investment operations:
Net investment income (2)	0.11	0.08
Net realized and unrealized gain on investments, options purchased and options written	0.63	1.32
Total from investment operations	0.74	1.40
Less distributions from:
Net investment income	(0.07)	—
Net realized gains	(0.12)	—
Total distributions	(0.19)	—
Net asset value, end of period	$11.95	$11.40
Total return (3)	6.52%	14.00	% (4)
Net assets, at end of period (000s)	$890	$235
Ratio of gross expenses to average net assets (5)	2.08%	10.48	% (6)
Ratio of net expenses to average net assets (5)	1.02%	1.02	% (6)
Ratio of net investment income to average net assets (5,7)	0.98%	0.41	% (6)
Portfolio Turnover Rate	11%	0	% (4)

(1)	The Swan Defined Risk Growth Fund Class Y commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$11.92	$12.39	$11.55	$10.28	$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)	(0.04)	(0.09)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.20)	(0.43)	0.93	1.40	0.34
Total from investment operations	(0.25)	(0.47)	0.84	1.30	0.28
Less distributions from:
Return of capital	—	—	—	(0.03)	—
Total distributions	—	—	—	(0.03)	—
Net asset value, end of period	$11.67	$11.92	$12.39	$11.55	$10.28
Total return (3)	(2.10)%	(3.79)%	7.27%	12.70%	2.80	% (4)
Net assets, at end of period (000s)	$2,364	$2,206	$1,448	$646	$26
Ratio of gross expenses to average net assets (5,8)	1.99%	1.88%	1.93%	2.16%	4.86	% (6)
Ratio of net expenses to average net assets (5,8)	1.73%	1.77%	1.80%	1.76%	1.76	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(0.44)%	(0.34)%	(0.80)%	(0.89)%	(1.25	)% (6)
Portfolio Turnover Rate	22%	17%	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.91%	1.76%	1.78%	2.05%	5.46	% (6)
Net expenses to average net assets (5)	1.65%	1.65%	1.65%	1.65%	1.65	% (6)
Net investment loss to average net assets (5,7)	(0.36)%	(0.22)%	(0.65)%	(0.78)%	(1.14	)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$11.62	$12.17	$11.44	$10.25	$10.00
Activity from investment operations:
Net investment loss (2)	(0.14)	(0.12)	(0.17)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.19)	(0.43)	0.90	1.39	0.35
Total from investment operations	(0.33)	(0.55)	0.73	1.22	0.25
Less distributions from:
Return of capital	—	—	—	(0.03)	—
Total distributions	—	—	—	(0.03)	—
Net asset value, end of period	$11.29	$11.62	$12.17	$11.44	$10.25
Total return (3)	(2.84)%	(4.52)%	6.38%	11.94%	2.50	% (4)
Net assets, at end of period (000s)	$1,720	$1,744	$1,785	$1,314	$234
Ratio of gross expenses to average net assets (5,8)	2.74%	2.63%	2.68%	2.91%	5.61	% (6)
Ratio of net expenses to average net assets (5,8)	2.48%	2.52%	2.55%	2.51%	2.51	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(1.22)%	(1.05)%	(1.41)%	(1.50)%	(2.04	)% (6)
Portfolio Turnover Rate	22%	17%	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	2.66%	2.51%	2.53%	2.80%	6.21	% (6)
Net expenses to average net assets (5)	2.40%	2.40%	2.40%	2.40%	2.40	% (6)
Net investment loss to average net assets (5,7)	(1.14)%	(0.93)%	(1.26)%	(1.38)%	(1.93	)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$12.01	$12.45	$11.58	$10.28	$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)	(0.01)	(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.20)	(0.43)	0.92	1.39	0.34
Total from investment operations	(0.23)	(0.44)	0.87	1.34	0.28
Less distributions from:
Net investment income	—	—	—	(0.01)	—
Return of capital	—	—	—	(0.03)	—
Total distributions	—	—	—	(0.04)	—
Net asset value, end of period	$11.78	$12.01	$12.45	$11.58	$10.28
Total return (3)	(1.92)%	(3.53)%	7.51%	13.08%	2.80	% (4)
Net assets, at end of period (000s)	$32,244	$37,534	$45,038	$26,651	$6,412
Ratio of gross expenses to average net assets (5,8)	1.74%	1.63%	1.68%	1.91%	4.61	% (6)
Ratio of net expenses to average net assets (5,8)	1.48%	1.52%	1.55%	1.51%	1.51	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(0.23)%	(0.06)%	(0.45)%	(0.47)%	(1.05	)% (6)
Portfolio Turnover Rate	22%	17%	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.66%	1.51%	1.53%	1.80%	5.21	% (6)
Net expenses to average net assets (5)	1.40%	1.40%	1.40%	1.40%	1.40	% (6)
Net investment income (loss) to average net assets (5,7)	(0.15)%	0.06%	(0.30)%	(0.37)%	(0.94	)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y

	For the	For the
	Year Ended	Period Ended
	June 30, 2020	June 30, 2019 (1)

Net asset value, beginning of period	$12.02	$10.86
Activity from investment operations:
Net investment income (2)	0.02	0.03
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.20)	1.13
Total from investment operations	(0.18)	1.16
Net asset value, end of period	$11.84	$12.02
Total return (3)	(1.50)%	10.68	% (4)
Net assets, at end of period (000s)	$332	$116
Ratio of gross expenses to average net assets (5,8)	1.74%	1.63	% (6)
Ratio of expenses to average net assets (5,8)	1.10%	1.14	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.19%	0.52	% (6)
Portfolio Turnover Rate	22%	17	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5,6)	1.66%	1.51%
Net expenses to average net assets (5,6)	1.02%	1.02%
Net investment income to average net assets (5,6,7)	0.27%	0.64%

See accompanying notes to financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, Swan Defined Risk Growth Fund and the Swan Defined Risk U.S. Small Cap Fund, each a “Fund” and together, the “Funds”, are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek long term capital appreciation.

Swan Defined Risk Emerging Markets Fund – To seek long term capital appreciation.

Swan Defined Risk Foreign Developed Fund – To seek long term capital appreciation.

Swan Defined Risk Growth Fund – To seek long term capital appreciation.

Swan Defined Risk U.S. Small Cap Fund – To seek long term capital appreciation.

Each Fund offers four classes of shares: Class A, Class C, Class I and Class Y shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012, Class C shares on October 18, 2012, and Class Y shares on December 27, 2018. The Swan Defined Risk Emerging Markets Fund’s Class A, Class C and Class I shares commenced operations on December 30, 2014 and Class Y shares on December 27, 2018. The Swan Defined Risk Foreign Developed Fund’s and the Swan Defined Risk U.S. Small Cap Fund’s Class A, Class C and Class I shares commenced operations on December 29, 2015 and Class Y shares on December 27, 2018. The Swan Defined Risk Growth Fund’s Class A, Class C, Class I and Class Y shares commenced operations on December 27, 2018. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,261,111,394	$—	$—	$1,261,111,394
Purchased Put Options	—	172,294,656	—	172,294,656
Short-Term Investment	21,304,139	—	—	21,304,139
Total	$1,282,415,533	$172,294,656	$—	$1,454,710,189
Liabilities *
Call Option Written	$—	$12,482,560	$—	$12,482,560
Put Options Written	—	8,970,320	—	8,970,320
Total	$—	$21,452,880	$—	$21,452,880

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$29,576,693	$—	$—	$29,576,693
Purchased Call Option	110,920	—	—	110,920
Purchased Put Options	800	4,901,622	—	4,902,422
Short-Term Investment	462,521	—	—	462,521
Total	$30,150,934	$4,901,622	$—	$35,052,556
Liabilities *
Call Option Written	$414,190	$—	$—	$414,190
Put Options Written	75,966	2,000	—	77,966
Total	$490,156	$2,000	$—	$492,156

Swan Defined Risk Foreign Developed Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$30,063,693	$—	$—	$30,063,693
Purchased Call Options	30,085	12	—	30,097
Purchased Put Options	163,055	3,585,714	—	3,748,769
Short-Term Investment	694,249	—	—	694,249
Total	$30,951,082	$3,585,726	$—	$34,536,808
Liabilities *
Call Options Written	$264,917	$204,100	$—	$469,017
Put Options Written	—	44,871	—	44,871
Total	$264,917	$248,971	$—	$513,888

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Swan Defined Risk Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$60,699,240	$—	$—	$60,699,240
Purchased Call Option	—	4,743,200	—	4,743,200
Purchased Put Options	—	8,043,650	—	8,043,650
Short-Term Investment	1,076,064	—	—	1,076,064
Total	$61,775,304	$12,786,850	$—	$74,562,154
Liabilities *
Call Options Written	$—	$2,648,990	$—	$2,648,990
Put Options Written	—	1,901,930	—	1,901,930
Total	$—	$4,550,920	$—	$4,550,920

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$31,213,240	$—	$—	$31,213,240
Purchased Call Option	—	13	—	13
Purchased Put Options	—	5,094,215	—	5,094,215
Short-Term Investment	395,133	—	—	395,133
Total	$31,608,373	$5,094,228	$—	$36,702,601
Liabilities *
Call Option Written	$—	$9,045	$—	$9,045
Put Options Written	$—	$161,735	$—	$161,735
Total	$—	$170,780	$—	$170,780

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the applicable Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the applicable Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2017 - 2019 for all Funds, or expected to be taken by all the Funds in their 2020 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash Held at Broker – Cash held at broker includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

Cash and Cash Equivalents - Cash and cash equivalents are held with a financial institution. The assets of a Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

Option Risk – Purchased put options may expire worthless and may have imperfect correlation to the value of the Funds’ sector ETFs. Written call and put options may limit the Funds’ participation in equity market gains and may amplify losses in market declines. The Funds’ losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Funds to potentially unlimited losses.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Market Risk – Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Leveraging Risk – The use of leverage, such as that embedded in options, could magnify the Funds’ gains or losses. Written option positions expose the Funds to potential losses many times the option premium received.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, Swan Defined Risk Growth Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

For the year ended June 30, 2020, the advisory fees incurred by each of the Funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$17,542,633
Swan Defined Risk Emerging Markets Fund	364,782
Swan Defined Risk Foreign Developed Fund	368,118
Swan Defined Risk Growth Fund	163,635
Swan Defined Risk U.S. Small Cap Fund	369,757

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse expenses of the Funds until at least October 31, 2020 to the extent necessary so that the total expenses incurred by the applicable Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation (which may include indemnification of Fund officers, and Trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 1.65%, 2.40%, and 1.40% of the daily average net assets attributable to Class A, Class C, and Class I shares, respectively, of the applicable Fund and 1.01%, 1.01%, 1.02%, 1.02% and 1.02% for Class Y shares of the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, Swan Defined Risk Growth Fund and Swan Defined Risk U.S. Small Cap Fund respectively (the “expense limitations”).

During the year ended June 30, 2020, the Advisor waived advisory fees pursuant to the Waiver Agreement as follows:

Fund	Advisory Fees Waived
Swan Defined Risk Fund	$255
Swan Defined Risk Emerging Markets Fund	102,759
Swan Defined Risk Foreign Developed Fund	99,404
Swan Defined Risk Growth Fund	129,197
Swan Defined Risk U.S. Small Cap Fund	98,359

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, Class I and Class Y shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Advisor did not recapture waived fees during the year ended June 30, 2020.

As of June 30, 2020, the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2021	June 30, 2022	June 30, 2023	Total
Swan Defined Risk Fund	$—	$12	$255	$267
Swan Defined Risk Emerging Markets Fund	10,093	46,345	102,759	$159,197
Swan Defined Risk Foreign Developed Fund	42,274	69,822	99,404	$211,500
Swan Defined Risk Growth Fund	—	101,331	129,197	$230,528
Swan Defined Risk U.S. Small Cap Fund	50,173	51,616	98,359	$200,148

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

For the year ended June 30, 2020, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$467,664	$1,781,694
Swan Defined Risk Emerging Markets Fund	7,745	19,386
Swan Defined Risk Foreign Developed Fund	6,783	11,425
Swan Defined Risk Growth Fund	4,733	256
Swan Defined Risk U.S. Small Cap Fund	6,486	16,517

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended June 30, 2020, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$288,746	$34,608
Swan Defined Risk Emerging Markets Fund	1,917	183
Swan Defined Risk Foreign Developed Fund	4,127	858
Swan Defined Risk Growth Fund	7,163	780
Swan Defined Risk U.S. Small Cap Fund	2,915	272

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the year ended June 30, 2020 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$214,001,488	$884,492,825
Swan Defined Risk Emerging Markets Fund	5,334,382	17,264,132
Swan Defined Risk Foreign Developed Fund	5,178,961	13,019,048
Swan Defined Risk Growth Fund	55,874,543	1,642,427
Swan Defined Risk U.S. Small Cap Fund	7,371,271	14,129,000

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of June 30, 2020.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$172,294,656
Equity contracts/Equity price risk	Options Written, at value	(21,452,880)

Swan Defined Risk Emerging Markets Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$5,013,342
Equity contracts/Equity price risk	Options Written, at value	(492,156)

Swan Defined Risk Foreign Developed Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$3,778,866
Equity contracts/Equity price risk	Options Written, at value	(513,888)

Swan Defined Risk Growth Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$12,786,850
Equity contracts/Equity price risk	Options Written, at value	(4,550,920)

Swan Defined Risk U.S. Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$5,094,228
Equity contracts/Equity price risk	Options Written, at value	(170,780)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended June 30, 2020.

Swan Defined Risk Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(22,239,132)	$106,579,946

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$(118,313,464)	$(16,725,409)

Swan Defined Risk Emerging Markets Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(1,941,791)	$3,655,361

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$(2,608,355)	$(17,811)

Swan Defined Risk Foreign Developed Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$2,033,310	$2,303,569

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$(3,373,092)	$127,681

Swan Defined Risk Growth Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(417,801)	$1,842,053

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$(1,821,046)	$(24,467)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Swan Defined Risk U.S. Small Cap Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$2,423,771	$2,162,735

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$(4,203,186)	$239,134

The notional value of the derivative instruments outstanding as of June 30, 2020 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Swan Defined Risk Fund	$1,068,245,476	$426,816,785	$(61,804,952)	$365,011,833
Swan Defined Risk Emerging Markets Fund	32,959,971	3,110,591	(1,510,162)	1,600,429
Swan Defined Risk Foreign Developed Fund	30,931,680	3,394,087	(302,847)	3,091,240
Swan Defined Risk Growth Fund	66,588,046	3,792,800	(369,612)	3,423,188
Swan Defined Risk U.S. Small Cap Fund	33,292,347	3,999,019	(759,545)	3,239,474

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2020 and June 30, 2019 was as follows:

For the year ended June 30, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$19,586,323	$—	$—	$19,586,323
Swan Defined Risk Emerging Markets Fund	1,568,246	377,963	—	1,946,209
Swan Defined Risk Foreign Developed Fund	1,792,700	—	—	1,792,700
Swan Defined Risk U.S. Small Cap Fund	—	—	—	—
Swan Defined Risk Growth Fund	90,836	54,712	—	145,548

For the year ended June 30, 2019:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$22,031,412	$—	$—	$22,031,412
Swan Defined Risk Emerging Markets Fund	258,162	—	—	258,162
Swan Defined Risk Foreign Developed Fund	481,063	—	—	481,063
Swan Defined Risk U.S. Small Cap Fund	—	—	—	—
Swan Defined Risk Growth Fund	—	—	—	—

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$—	$1,323,238	$—	$—	$(167,867,467)	$(1,836,564)	365,011,833	$196,631,040
Swan Defined Risk Emerging Markets Fund	—	474,268	—	(4,059,021)	(1,188,048)	(1,263,902)	1,600,429	(4,436,274)
Swan Defined Risk Foreign Developed Fund	—	103,787	—	(3,070,361)	—	(2,407,827)	3,091,240	(2,283,161)
Swan Defined Risk U.S. Small Cap Fund	—	—	—	(67,864)	(316,990)	(749,443)	3,239,474	2,105,177
Swan Defined Risk Growth Fund	$0	271,514	242,949	—	—	(940,708)	3,423,188	2,996,943

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and the mark-to-market on open option contracts and collared positions. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles and mark-to-market on collared positions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	—
Swan Defined Risk Foreign Developed Fund	—
Swan Defined Risk U.S. Small Cap Fund	67,864
Swan Defined Risk Growth Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	4,059,021
Swan Defined Risk Foreign Developed Fund	3,070,361
Swan Defined Risk U.S. Small Cap Fund	—
Swan Defined Risk Growth Fund	—

At June 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Swan Defined Risk Fund	$167,867,467	$—	$167,867,467	$122,512,059
Swan Defined Risk Emerging Markets Fund	1,188,048	—	1,188,047.92	—
Swan Defined Risk Foreign Developed Fund	—	—	—	—
Swan Defined Risk U.S. Small Cap Fund	316,990	—	316,990	1,499,418
Swan Defined Risk Growth Fund	—	—	—	—

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassification for the year ended June 30, 2020 as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Swan Defined Risk Fund	$—	$—
Swan Defined Risk Emerging Markets Fund	—	—
Swan Defined Risk Foreign Developed Fund	—	—
Swan Defined Risk U.S. Small Cap Fund	(117,298)	117,298
Swan Defined Risk Growth Fund	—	—

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2020, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Pershing LLC	Swan Defined Risk Emerging Markets Fund	31.03%
LPL Financial	Swan Defined Risk Foreign Developed Fund	42.31%
TD Ameritrade	Swan Defined Risk Growth Fund	84.89%
LPL Financial	Swan Defined Risk U.S. Small Cap Fund	25.25%
Pershing LLC	Swan Defined Risk U.S. Small Cap Fund	26.05%

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares Core MSCI Emerging Markets ETF (“iShares Core ETF”). The Fund may redeem its investment from the iShares Core ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Core ETF. The financial statements of the iShares Core ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2020, the percentage of the Fund’s net assets invested in the iShares Core ETF was 55.1%.

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares MSCI Emerging Markets ETF (“iShares ETF”). The Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of June 30, 2020, the percentage of the Fund’s net assets invested in the iShares ETF was 30.4%.

The Swan Defined Risk Foreign Developed Fund currently invests a portion of its assets in the iShares MSCI EAFE ETF (“iShares EAFE ETF”). The Fund may redeem its investment from the iShares EAFE ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares EAFE ETF. The financial statements of the iShares EAFE ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of June 30, 2020, the percentage of the Fund’s net assets invested in the iShares EAFE ETF was 88.2%.

The Swan Defined Risk Growth Fund currently invests a portion of its assets in the iShares Core S&P 500 ETF (“iShares S&P ETF”). The Fund may redeem its investment from the iShares S&P ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares S&P ETF. The financial statements of the iShares S&P ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of June 30, 2020, the percentage of the Fund’s net assets invested in the iShares S&P ETF was 87.4%.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

The Swan Defined Risk U.S. Small Cap Fund currently invests a portion of its assets in the iShares Russell 2000 ETF (“iShares Russell ETF”). The Fund may redeem its investment from the iShares Russell ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Russell ETF. The financial statements of the iShares Russell ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of June 30, 2020, the percentage of the Fund’s net assets invested in the iShares ETF was 85.1%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, Swan Defined Risk Growth Fund, and Swan Defined Risk U.S. Small Cap Fund (the “Funds”), five of the funds constituting the Northern Lights Fund Trust III (the “Trust”), as of June 30, 2020, the related statements of operations for the year ended June 30, 2020, the statements of changes in net assets for each of the two years in the period then ended (as to Swan Defined Risk Growth Fund, the statement of changes in net assets for the year ended June 30, 2020 and for the period December 27, 2018 (commencement of operations) through June 30, 2019), the financial highlights for each of the three years in the period then ended (as to Swan Defined Risk Growth Fund, the financial highlights for the year ended June 30, 2020 and for the period December 27, 2018 (commencement of operations) through June 30, 2019), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds of the Trust as of June 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (as to Swan Defined Risk Growth Fund, the changes in its net assets for the year ended June 30, 2020 and for the period December 27, 2018 (commencement of operations) through June 30, 2019), and the financial highlights for each of the three years in the period then ended (as to Swan Defined Risk Growth Fund, the financial highlights for the year ended June 30, 2020 and for the period December 27, 2018 (commencement of operations) through June 30, 2019) in conformity with accounting principles generally accepted in the United States of America. The financial highlights of Swan Defined Risk Fund and Swan Defined Risk Emerging Markets Fund for each of the two years in the period ended June 30, 2017 and the financial highlights of Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund for the year ended June 30, 2017 and for the period from December 29, 2015 (commencement of operations) through June 30, 2016, were audited by other auditors whose report dated August 29, 2017, expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, CA

August 31, 2020

We have served as the auditor of one or more Swan Funds investment companies since 2018.

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)
June 30, 2020

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table on the next page provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	1/1/20	6/30/20	1/1/20 – 6/30/20*	1/1/20 – 6/30/20*
Swan Defined Risk Fund
Class A	$1,000.00	$957.90	$6.91	1.42%
Class C	$1,000.00	$954.20	$10.54	2.17%
Class I	$1,000.00	$959.50	$5.70	1.17%
Class Y	$1,000.00	$959.60	$4.92	1.01%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$939.50	$7.96	1.65%
Class C	$1,000.00	$936.70	$11.56	2.40%
Class I	$1,000.00	$940.70	$6.76	1.40%
Class Y	$1,000.00	$942.10	$4.88	1.01%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$975.20	$8.10	1.65%
Class C	$1,000.00	$972.00	$11.77	2.40%
Class I	$1,000.00	$977.20	$6.88	1.40%
Class Y	$1,000.00	$979.20	$5.02	1.02%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$982.60	$8.13	1.65%
Class C	$1,000.00	$980.10	$11.82	2.40%
Class I	$1,000.00	$983.40	$6.90	1.40%
Class Y	$1,000.00	$986.00	$5.04	1.02%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$939.60	$7.96	1.65%
Class C	$1,000.00	$935.40	$11.55	2.40%
Class I	$1,000.00	$940.10	$6.75	1.40%
Class Y	$1,000.00	$941.90	$4.92	1.02%

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2020

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	1/1/20	6/30/20	1/1/20 – 6/30/20*	1/1/20 – 6/30/20*
Swan Defined Risk Fund
Class A	$1,000.00	$1,017.80	$7.12	1.42%
Class C	$1,000.00	$1,014.07	$10.87	2.17%
Class I	$1,000.00	$1,019.05	$5.87	1.17%
Class Y	$1,000.00	$1,019.84	$5.07	1.01%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.66	$8.27	1.65%
Class C	$1,000.00	$1,012.93	$12.01	2.40%
Class I	$1,000.00	$1,017.90	$7.02	1.40%
Class Y	$1,000.00	$1,019.84	$5.07	1.01%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$1,016.66	$8.27	1.65%
Class C	$1,000.00	$1,012.93	$12.01	2.40%
Class I	$1,000.00	$1,017.90	$7.02	1.40%
Class Y	$1,000.00	$1,019.79	$5.12	1.02%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,016.66	$8.27	1.65%
Class C	$1,000.00	$1,012.93	$12.01	2.40%
Class I	$1,000.00	$1,017.90	$7.02	1.40%
Class Y	$1,000.00	$1,019.79	$5.12	1.02%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,016.66	$8.27	1.65%
Class C	$1,000.00	$1,012.93	$12.01	2.40%
Class I	$1,000.00	$1,017.90	$7.02	1.40%
Class Y	$1,000.00	$1,019.79	$5.12	1.02%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

Renewal of Advisory Agreements and Sub-Advisory Agreements – Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, Swan Defined Risk U.S. Small Cap Fund and Swan Defined Risk Growth Fund*

In connection with a meeting held on May 28-29, 2020, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Advisor and the Trust, and the renewal of the investment sub-advisory agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreements, the “Agreements”) between the Sub-Adviser and the Adviser (collectively, “Swan”), with respect to the Swan Defined Risk Fund (“Swan DR”), Swan Defined Risk Emerging Markets Fund (“Swan EM”), Swan Defined Risk Foreign Developed Fund (“Swan FD”), Swan Defined Risk U.S. Small Cap Fund (“Swan US”) and Swan Defined Risk Growth Fund (“Swan GF” and collectively, the “Swan Funds”). In considering the renewal of the Agreements, the Board received materials specifically relating to Swan DR, Swan EM, Swan FD, Swan US and Swan GF and the Agreements.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements.

Nature, Extent and Quality of Services. The Board noted that the Advisor was founded in 1997, and together with its affiliate and commonly controlled sub-adviser, Swan managed approximately $2.8 billion in assets and provided wealth management and investment advisory services to high net worth individuals, institutions, other investment advisory firms, and mutual funds. The Board reviewed key investment personnel of Swan, taking into consideration their diverse backgrounds and broad financial industry experience. The Board discussed Swan’s proprietary defined risk strategy, noting that it was a rules-based system used to determine asset allocations specific to each Swan Fund’s strategy, and included a risk mitigation sub-strategy that utilized options to hedge portfolio risk as well as offset the cost of such hedging techniques. The Board considered that Swan had integrated risk mitigation into each Swan Fund’s strategy and utilized proprietary software to actively monitor all holdings. The Board reviewed Swan’s compliance practices, noting that a compliance team monitored each Swan Fund’s investment limitations using compliance checklists, risk matrices, compliance calendars and reconciliations. The Board acknowledged the additional resources required to handle the complexities of integration of an option risk overlay sub-strategy into an equity portfolio. The Board remarked that Swan selected brokers based on best execution standards, including cost and speed of execution, options trading capability and technology capabilities. The Board concluded that Swan had a culture of compliance, continuous improvement and growth, and had consistently demonstrated that it could manage the Swan Funds effectively. The Board concluded that it could expect Swan to continue to provide service to the Swan Funds and their respective shareholders consistent with the objectives and risks described in the Swan Funds’ materials.

Performance.

Swan DR — The Board noted that Swan DR had underperformed its benchmark, Morningstar category and peer group for the 1-year, 3-year, 5-year and since-inception periods. The Board remarked that for the 2019 calendar year, Swan DR returned a positive 12.75%, capturing approximately 40% of the S&P 500 Index’s performance for the same period. The Board considered that the relative underperformance Swan DR against its peers was largely due to its equal weighted sector approach. The Board noted that Swan re-evaluated the equal weight approach and was transitioning to a capitalization weighted approach. The Board further noted that during the market upswing in 2019, the costs of Swan DR’s hedges detracted from Swan DR’s ability to capture the full gains of the market. The Board recalled that the defined risk strategy attempted to capture only a portion of the market upside and was not designed to outperform its benchmark in a bull market. The Board observed that over the long-term Swan DR provided modest returns with approximately half the volatility of the S&P 500 Index. The Board considered that during the COVID-19 related market downturn, Swan DR’s “always hedged” strategy proved beneficial for Swan DR. The Board noted that from the benchmark index peak to bottom, Swan DR outperformed the S&P 500 Index, returning -20.69% while the S&P 500 Index returned -33.79%. The Board further noted that Swan DR returned 12.24% from the benchmark index low to April 15, 2020, underperforming the S&P 500 Index, which returned 24.56%. The Board considered that year to date as of

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2020

April 15, 2020, Swan DR has outperformed the S&P 500 Index. The Board concluded that Swan DR was performing as expected and in line with its strategy, and Swan was expected to continue to provide reasonable results for Swan DR and its shareholders.

Swan EM — The Board observed that Swan EM underperformed its benchmark, Morningstar category and peer group for the 1-year, 3-year, 5-year and since inception periods, and captured less than a quarter of the market’s upward movement during 2019. The Board discussed Swan EM’s relative underperformance, noting that it could be attributed to hedges that lost a considerable amount of value. The Board further noted that Swan EM invested primarily in emerging markets, whereas Broadridge selected peer group funds invested primarily in U.S. large cap stocks, which had greatly outperformed emerging markets over the past five years. The Board observed that Swan EM had a challenging year, but acknowledged that during the COVID-19 period, the hedges in place had dampened the rapid market decline. The Board commented that year to date as of April 15, 2020, although Swan EM had negative returns of -11.43%, it had outperformed its benchmark index which had a return of -19.92%. The Board discussed Swan EM’s 2020 performance from benchmark index peak to bottom and the subsequent recovery, noting that Swan EM outperformed its benchmark during the downturn, and captured approximately 30% of the upside as the market recovered. The Board agreed that Swan continued to manage Swan EM in accordance with its defined risk strategy. The Board concluded that Swan had provided reasonable results for Swan EM and its shareholders.

Swan FD — The Board noted that Swan FD had underperformed its benchmark, Morningstar category, and peer group for the 1-year, 3-year and since-inception periods. The Board discussed Swan FD’s performance during the 2019 calendar year, noting that it captured just under half of its benchmark’s 22.66% gain during the period, and captured over 60% during the fourth quarter. The Board considered that the hedge in place dampened the upside capture potential for Swan FD, which was expected given Swan FD’s strategy. The Board observed that the peer funds in the Broadridge selected peer group were focused on investing in U.S. large cap stocks, whereas Swan FD was focused on investing in developed, non-U.S. markets. The Board also considered that the peer group funds did not have a hedged equity strategy. The Board commented that year to date as of April 15, 2020, Swan FD had negative returns of -8.83%, but it had greatly outperformed its benchmark index which had a return of -21.23%. The Board discussed Swan FD’s COVID-19 related performance from 2020 benchmark index peak to bottom and the subsequent recovery, noting that Swan FD outperformed its benchmark during the downturn, and captured approximately 50% of the upside as the market recovered. The Board concluded that Swan had provided reasonable results for Swan FD and its shareholders.

Swan US — The Board observed that Swan US outperformed its benchmark for the 1-year period, but underperformed its benchmark for the 3-year and since inception periods. The Board further noted that Swan US underperformed its Morningstar category and peer group for the 1-year, 3-year and since inception periods. The Board discussed Swan US’s performance during the 2019 calendar year, noting that it captured over half of its benchmark’s 25.52% gain during the period. The Board considered that, as expected under the defined risk strategy, the hedge in place dampened the upside capture potential for Swan US. The Board acknowledged that the hedge benefited Swan US during the COVID-19 period, noting that Swan US only experienced half of the downturn experienced by the Russell 2000 from its 2020 peak to bottom. The Board observed that Swan US only captured about 30% of the Russell 2000’s recovery from March to April 2020, which Swan attributed to detrimental income trades. The Board noted that the defined risk strategy performed as expected and concluded that Swan had provided reasonable results for Swan US and its shareholders.

Swan GF — The Board discussed that Swan GF outperformed its benchmark index, Morningstar category and peer group for the 1-year and since-inception periods. The Board acknowledged that Swan GF had a strong inaugural year, capturing two thirds of the market’s approximate 30% upward movement. The Board observed that Swan GF was designed so that it would experience higher upside capture than the other Swan Funds. The Board reviewed Swan GF’s performance during the COVID-19 market downturn and subsequent recovery as of April 15, 2020, noting that Swan GF performed as expected, capturing approximately two thirds of the downturn and two thirds of the recovery. The Board noted that year to date as of April 15, 2020, Swan GF outperformed the S&P 500 Index returning -9.02%, while the S&P 500 Index returned -13.34%. The Board noted that the growth-oriented strategy for Swan GF performed as expected and concluded that Swan had provided reasonable results for Swan GF and its shareholders.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2020

Fees and Expenses.

Swan DR — The Board noted that Swan DR’s 1.00% advisory fee was equivalent to the Morningstar category median, and higher than the peer group average and median and Morningstar category average, which ranged from 0.69% to 0.89%. The Board noted that Swan DR’s net expense ratio was 1.17%, which was equivalent to the Morningstar category average, but higher than the category median, peer group average, and peer group median, which ranged from 0.96% to 1.13%. The Board considered that the fees were within the range of the peer group and Morningstar category, and that the strategies of many of the peer funds were passive, whereas Swan DR was actively managed. They considered the average fees of the peer group provided by Swan. Given these considerations the Board concluded that the advisory fee for Swan DR was not unreasonable.

Swan EM — The Board noted that Swan EM’s advisory fee was 1.00%, which was equivalent to the peer group and category median, and higher than the peer group and category averages of 0.90% and 0.89%, respectively. The Board observed that the net expense ratio for Swan EM was 1.40%, which was higher than the peer group average and median and category average and median, which ranged from 1.13% to 1.20%. The Board considered that a portion of Swan EM’s expenses were attributable to acquired fund fees and expenses, and the defined risk strategy required active management in contrast to the passive management strategies of many of the peer funds. They considered the average fees of the peer group provided by Swan. Given these considerations, the Board concluded that the advisory fee for Swan EM was not unreasonable.

Swan FD — The Board noted that Swan FD’s 1.00% advisory fee was in line with the peer group median and Morningstar category median, but higher than the peer group and category averages of 0.90% and 0.89%, respectively. The Board discussed Swan FD’s net expense ratio, noting that at 1.40%, it was higher than the peer group median and average and Morningstar category median and average, which ranged from 1.13% to 1.20%. The Board discussed that Swan justified its fees and expenses because of its active approach to managing Swan FD, and that 0.30% acquired fund fees and expenses made up a significant portion of the total expense ratio. They considered the average fees of the peer group provided by Swan. Given these considerations, the Board concluded that the advisory fee for Swan FD was not unreasonable.

Swan US — The Board noted that Swan US’s 1.00% advisory fee was equivalent to the peer group median and Morningstar category median, but higher than the peer group and category averages of 0.91% and 0.89%, respectively. The Board reviewed Swan US’s net expense ratio, noting that at 1.40%, it was higher than the Morningstar category average and median, and the peer group average and median, which ranged from 1.15% to 1.30%. The Board remarked that both the advisory fee and net expense ratios were within range of the peer group. The Board considered that Swan US had acquired fund fees and expenses and an active management strategy. They also considered the average fees of the peer group provided by Swan. The Board concluded that given these and other considerations, the advisory fee for Swan US was not unreasonable.

Swan GF — The Board considered that Swan GF’s advisory fee of 1.00% was in line with the Morningstar category median, but higher than the category average and peer group median and average, which ranged from 0.82% to 0.90%. The Board noted that Swan GF had a net expense ratio of 1.39%, which was higher than the Morningstar category median and average, and the peer group median and average, which ranged from 1.13% to 1.30%. The Board considered that Swan GF had an active management strategy, and was smaller than many of the funds in its Broadridge selected peer group. They also considered the average fees of the peer group provided by Swan. The Board concluded that given these and other considerations, the advisory fee for Swan US was not unreasonable.

Economies of Scale. The Board discussed the size of each Swan Fund and its prospects for growth and noted Swan’s position that it had not achieved meaningful economies with respect to any of the Swan Funds. The Board discussed that the Swan Funds were experiencing increased expenses because Swan was initiating concerted efforts relating to improving and expanding Fund related operations. The Board acknowledged that Swan periodically discussed the topic of breakpoints internally and would reconsider breakpoints for any Swan Fund once Swan began to benefit from economies of scale with respect to a Swan Fund. The Board agreed to monitor and revisit this issue at the appropriate time.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2020

Profitability. The Board reviewed Swan’s profitability analysis in connection with its advisory services provided to each Swan Fund and noted that Swan earned a profit from each Swan Fund except for Swan GF. The Board discussed Swan’s method of allocating costs, noting that it appeared reasonable. The Board considered that Swan was still in the process of recouping waived fees for certain Swan Funds. The Board discussed Swan’s plans to build out its operations and compliance functions, acknowledging that Swan anticipated significant expenses as a result of these operational improvements. The Board concluded that Swan’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from Swan as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Agreements was in the best interests of each Swan Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended June 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2020

Shareholder Voting Results

The Trust held a Special Meeting (the “Special Meeting”) of its shareholders on August 12, 2019 for the purpose of electing trustees of the Trust. Although Patricia Luscombe and Jeffery D. Young have been serving as trustees by appointment since 2015, both were elected by the shareholders for an indefinite period at the Special Meeting. Ms. Luscombe and Mr. Young join James U. Jensen, John V. Palancia and Mark H. Taylor as duly elected trustees of the Trust.

At the close of business June 27, 2019, the record date for the Special Meeting, there were 374,510,202 outstanding shares of the Trust. Shares represented in person and by proxy at the Special Meeting equaled 78.67% of the outstanding shares of the Trust. Therefore, a quorum was present.

With respect to approval of the election of Patricia Luscombe, the following votes were cast:

For Approval	98.54%
Against Approval	0.00%
Abstained	1.46%

With respect to approval of the election of Jeffery D. Young, the following votes were cast:

For Approval	98.49%
Against Approval	0.00%
Abstained	1.51%

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected-by the Trustees manage the day to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Wasatch Funds Trust, (since 1986); University of Utah Research Foundation (April 2000 to May 2018); Agricon Global Corporation, formerly Bayhill CapitalCorporation (large scale farming in Ghana, West Africa) (October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15); AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); PS Technology, Inc. (2010-2013).

*	As of June 30, 2020, the Trust was comprised of 36 active portfolios managed by 15 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act

6/30/20-NLFT III-v1

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2020

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 1983	President	Since August 2017, indefinite	Senior Vice President and Senior Managing Counsel, Gemini Fund Services, LLC, (since 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020); Vice President and Counsel (2016-2017) and AVP and Staff Attorney (2012-2016).
Brian Curley 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 1981	Secretary	Since November 2013, indefinite	Vice President and Managing Counsel, Gemini Fund Services, LLC (since 2020); Vice President and Counsel, Gemini Fund Services, LLC (2017-2020), Assistant Vice President, Gemini Fund Services, LLC (2014- 2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009-2011); Assistant Director, FINRA (2000-2009).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-896-2590.

6/30/20-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number and income

●         assets, account transfers and transaction history

●         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

●        open an account or give us contact information

●        provide account information or give us your income information

●        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●        sharing for affiliates’ everyday business purposes—information about your creditworthiness

●        affiliates from using your information to market to you

●        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Swan Capital Management, LLC
1099 Main Ave. Suite 206
Durango, CO 81301

INVESTMENT SUB-ADVISOR
Swan Global Management, LLC
20 Ridge Top
Palmas Del Mar
Humacao, PR 00791

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 48022

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees	2018	2019	2020
Swan Defined Risk Fund	$14,775	$15,220	$15,650
Swan Defined Risk Emerging Markets Fund	$14,775	$15,220	$15,650
Swan Defined Risk Foreign Developed Fund	$14,775	$15,220	$15,650
Swan Defined Risk U.S Small Cap Fund	$14,775	$15,220	$15,650
Swan Defined Risk Growth Fund	N/A	$15,220	$15,650

(b) Audit-Related Fees	2018	2019	2020
Swan Defined Risk Fund	None	None	None
Swan Defined Risk Emerging Markets Fund	None	None	None
Swan Defined Risk Foreign Developed Fund	None	None	None
Swan Defined Risk U.S Small Cap Fund	None	None	None
Swan Defined Risk Growth Fund	N/A	None	None

(c) Tax Fees	2018	2019	2020
Swan Defined Risk Fund	$3,100	$3,170	$3,220
Swan Defined Risk Emerging Markets Fund	$3,100	$3,170	$3,220
Swan Defined Risk Foreign Developed Fund	$3,100	$3,170	$3,220
Swan Defined Risk U.S Small Cap Fund	$3,100	$3,170	$3,220
Swan Defined Risk Growth Fund	N/A	$3,170	$3,220

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d) All Other Fees	2018	2019	2020
Swan Defined Risk Fund	None	None	None
Swan Defined Risk Emerging Markets Fund	None	None	None
Swan Defined Risk Foreign Developed Fund	None	None	None
Swan Defined Risk U.S Small Cap Fund	None	None	None
Swan Defined Risk Growth Fund	N/A	None	None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Swan Defined Risk Fund	2018	2019	2020
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

Swan Defined Risk Emerging Markets Fund	2018	2019	2020
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

Swan Defined Risk Foreign Developed Fund	2018	2019	2020
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

Swan Defined Risk U.S. Small Cap Fund	2018	2019	2020
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%		0.00%

Swan Defined Risk Growth Fund	2018	2019	2020
Audit-Related Fees:	N/A	0.00%	0.00%
Tax Fees:	N/A	0.00%	0.00%
All Other Fees:	N/A	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	2018	2019	2020
Swan Defined Risk Fund	$3,100	$3,170	$3,220
Swan Defined Risk Emerging Markets Fund	$3,100	$3,170	$3,220
Swan Defined Risk Foreign Developed Fund	$3,100	$3,170	$3,220
Swan Defined Risk U.S. Small Cap Fund	$3,100	$3,170	$3,220
Swan Defined Risk Growth Fund	N/A	$3,170	$3,220

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/3/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/3/20

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/3/20